                                                               File Nos.33-85014
                                                                        811-8810


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                          [ X ]



                         Pre-Effective Amendment No.                 [   ]
                         Post-Effective Amendment No. 13             [ X ]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                   [ X ]


                                Amendment No. 15
                        (Check appropriate box or boxes)



                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                          733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                              Susan L. Harris, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)





It is proposed that this filing will become effective:


           immediately upon filing pursuant to paragraph (b) of Rule 485
        --
        X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
        --
           on [         ] pursuant to paragraph (a)(1) of Rule 485
        --

                          FS VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS
                               -------------------

Item Number in Form N-4                            Caption
-----------------------                            -------

1.      Cover Page.............................    Cover Page

2.      Definitions............................    Definitions

3.      Synopsis...............................    Profile; Fee Tables;
                                                   Portfolio Expenses;
                                                   Examples

4.      Condensed Financial Information........    Appendix A - Condensed
                                                   Financial Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......    The Polaris Variable
                                                   Annuity; Other
                                                   Information

6.      Deductions.............................    Expenses

7.      General Description of
        Variable Annuity Contracts.............    The Polaris Variable
                                                   Annuity; Purchasing a
                                                   Polaris Variable Annuity
                                                   Contract; Investment
                                                   Options

8.      Annuity Period.........................    Annuity Income Options

9.      Death Benefit..........................    Death Benefit

10.     Purchases and Contract Value...........    Purchasing a Polaris
                                                   Variable Annuity Contract

11.     Redemptions............................    Access to Your Money

12.     Taxes..................................    Taxes

13.     Legal Proceedings......................    Other Information - Legal
                                                   Proceedings

14.     Table of Contents of Statement
        of Additional Information..............    Table of Contents of
                                                   Statement of Additional
                                                   Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the prospectus.


Item Number in Form N-4                            Caption
-----------------------                            -------

15.     Cover Page.............................    Cover Page

16.     Table of Contents......................    Table of Contents

17.     General Information and History........    The Polaris Variable Annuity
                                                   (P); Separate Account;
                                                   General Account; Investment
                                                   Options (P); Other
                                                   Information (P)

18.     Services...............................    Other Information (P)

19.     Purchase of Securities Being Offered...    Purchasing a Polaris
                                                   Variable Contract (P)

20.     Underwriters...........................    Distribution of Contracts

21.     Calculation of Performance Data........    Performance Data

22.     Annuity Payments.......................    Income Options (P);
                                                   Income Payments; Annuity
                                                   Unit Values

23.     Financial Statements...................    Depositor: Other Information
                                                   - Financial Statements;
                                                   Registrant: Financial
                                                   Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [POLARIS PROFILE LOGO]


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARIS VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                  May 1, 2000


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                        1. THE POLARIS VARIABLE ANNUITY
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The Polaris Variable Annuity is a contract between you and First SunAmerica Life
Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Polaris offers a diverse selection of money managers and investment options. You may divide your money among any or all 27 variable portfolios and 7 fixed account options. To the extent you invest in the variable portfolios, your investment is not guaranteed. The value of your Polaris contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 5 fixed account options and 2 dollar cost averaging ("DCA") fixed accounts, for different time periods. Each may have a different interest rate. Interest rates are guaranteed by First SunAmerica.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

   (4) payments for your lifetime, but for not less than 10 or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

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                        3. PURCHASING A POLARIS VARIABLE
                                ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series
Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.

      - Davis Venture Value Portfolio

      - Real Estate Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/   GOLDMAN SACHS ASSET MANAGEMENT
INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Mid-Cap Growth
      - MFS Growth and Income Portfolio
      - MFS Total Return Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      - Putnam Growth Portfolio
      - International Growth and Income Portfolio
      - Emerging Markets Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options and, under certain circumstances, the 6-month and 1-year DCA fixed account options. The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.


As with other professionally managed investments, there are investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .53 to 1.90.


If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of the money you withdraw. The percentage declines over the time the money is in the contract.

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee applies to each subsequent transfer.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $30 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                       1.60%                0.67%             2.27%          $   93           $  256
Growth                                     1.60%                0.73%             2.33%          $   93           $  263
Natural Resources                          1.60%                1.00%             2.60%          $   96           $  271
Government and Quality Bond                1.60%                0.66%             2.26%          $   93           $  255
----------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST PORTFOLIO
Emerging Markets*                          1.60%                1.90%             3.50%          $  105           $  374
International Diversified Equities         1.60%                1.22%             2.82%          $   98           $  311
Global Equities                            1.60%                0.84%             2.44%          $   94           $  274
International Growth and Income*           1.60%                1.21%             2.81%          $   98           $  310
Aggressive Growth*                         1.60%                0.75%             2.35%          $   93           $  265
MFS Mid-Cap Growth                         1.60%                1.15%             2.75%          $   97           $  304
Real Estate*                               1.60%                0.92%             2.52%          $   95           $  282
Putnam Growth                              1.60%                0.80%             2.40%          $   94           $  270
MFS Growth and Income(1)                   1.60%                0.75%             2.35%          $   93           $  265
Alliance Growth                            1.60%                0.63%             2.23%          $   92           $  252
"Dogs" of Wall Street*                     1.60%                0.67%             2.27%          $   93           $  256
Davis Venture Value                        1.60%                0.74%             2.34%          $   93           $  264
Federated Value*                           1.60%                0.77%             2.37%          $   94           $  267
Growth-Income                              1.60%                0.56%             2.16%          $   92           $  245
Utility*                                   1.60%                0.84%             2.44%          $   94           $  274
Asset Allocation                           1.60%                0.63%             2.23%          $   92           $  252
MFS Total Return2                          1.60%                0.75%             2.35%          $   93           $  265
SunAmerica Balanced*                       1.60%                0.66%             2.26%          $   93           $  255
Worldwide High Income                      1.60%                1.12%             2.72%          $   97           $  301
High-Yield Bond                            1.60%                0.67%             2.27%          $   93           $  256
Corporate Bond                             1.60%                0.71%             2.31%          $   93           $  261
Global Bond                                1.60%                0.84%             2.44%          $   94           $  274
Cash Management                            1.60%                0.53%             2.13%          $   91           $  242
----------------------------------------------------------------------------------------------------------------------------


 * For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see the Fee Tables and Examples in the prospectus.
 (1) Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
Inc.
 (2) Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel, Inc.

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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                            7. ACCESS TO YOUR MONEY
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value, you will not receive the benefit of any free withdrawal amount. After your money has been in the contract for seven full years, there are no withdrawal charges on that portion of the money that you have invested for at least seven full years.

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                                 8. PERFORMANCE
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When you invest in the Polaris Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

------------------------------------------------------------------------------------------------------------------------
                                                                     CALENDAR YEAR
ANCHOR SERIES TRUST PORTFOLIO          1999                   1998                   1997                   1996
------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation               65.32 %             20.30 %                   23.49 %                 23.15%
  Growth                             24.96 %             26.94 %                   28.36 %                 23.05%
  Natural Resources                  39.30 %             (18.78)%                 (10.07)%                 12.22%
  Gov't and Quality Bond             (3.15)%              7.43 %                    7.83 %                  1.37%
------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST
PORTFOLIO
  Emerging Markets                   74.59 %             (25.56)%                 (17.81)%*                    --
  Int'l Diversified Equities         22.61 %             16.63 %                    4.71 %                  7.58%
  Global Equities                    28.89 %             20.90 %                   13.24 %                 12.35%
  Int'l Growth and Income            22.29 %              9.04 %                    3.44 %*                    --
  Aggressive Growth                  81.82 %             15.58 %                   10.55 %                  4.32%
  MFS Mid-Cap Growth                      --**              --                          --                     --
  Real Estate                        (8.99)%             (16.77)%                  17.14 %*                    --
  Putnam Growth                      27.70 %             32.62 %                   30.41 %                 18.46%
  MFS Growth and Income(1)            4.30 %             27.26 %                   21.28 %                 14.10%
  Alliance Growth                    31.05 %             49.85 %                   29.40 %                 27.08%
  "Dogs" of Wall Street             (8.55) %                --      **                  --                     --
  Davis Venture Value                14.33 %             11.97 %                   32.20 %                 22.85%
  Federated Value                     4.55 %             16.07 %                   29.38 %                  7.32%
  Growth-Income                      28.04 %             28.75 %                   31.84 %                 22.09%
  Utility                             0.17 %             12.25 %                   23.76 %                  8.25%
  Asset Allocation                    7.77 %              1.68 %                   19.91 %                 17.03%
  MFS Total Return(2)                 1.26 %             17.66 %                   15.11 %                  8.20%
  SunAmerica Balanced                19.50 %             22.70 %                   22.52 %                  9.39%
  Worldwide High Income              17.40 %             (18.41)%                  13.74 %                 23.40%
  High-Yield Bond                     4.88 %             (4.47)%                   12.70 %                 12.76%
  Corporate Bond                     (3.38)%              4.32 %                    9.16 %                  2.88%
  Global Bond                        (2.55)%              9.07 %                    8.33 %                  7.56%
  Cash Management                     3.20 %              3.51 %                    3.58 %                  3.31%
------------------------------------------------------------------------------------------------------------------------

-----------------------------  --------------------

ANCHOR SERIES TRUST PORTFOLIO          1995
-----------------------------  --------------------
  Capital Appreciation                25.38%
  Growth                              17.73%
  Natural Resources                    6.90%
  Gov't and Quality Bond              10.44%
------------------------------------------------------------------------
SUNAMERICA SERIES TRUST
PORTFOLIO
  Emerging Markets                        --
  Int'l Diversified Equities          10.71%
  Global Equities                     11.37%
  Int'l Growth and Income                 --
  Aggressive Growth                       --
  MFS Mid-Cap Growth                      --
  Real Estate                             --
  Putnam Growth                       16.47%
  MFS Growth and Income(1)            21.10%
  Alliance Growth                     30.24%
  "Dogs" of Wall Street                   --
  Davis Venture Value                 23.41%
  Federated Value                         --
  Growth-Income                       21.08%
  Utility                                 --
  Asset Allocation                    13.75%
  MFS Total Return(2)                 14.66%
  SunAmerica Balanced                     --
  Worldwide High Income               14.90%
  High-Yield Bond                      4.28%
  Corporate Bond                       9.96%
  Global Bond                          9.29%
  Cash Management                      2.57%
---------------------------------------------------------------------------------------------


 * Inception to 12/31/97.

** This portfolio was not available for sale during the entire calendar year.

 (1) Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
Inc.
 (2) Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel, Inc.
Inception date for each portfolio varies.

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit.

For contracts issued prior to April 28, 1997, the death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) after your seventh contract anniversary, the value of your contract on the day before your last contract anniversary, plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that date; or

(4) the death benefit on the day before your last contract anniversary, plus any Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997, the death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and fees or charges applicable to such withdrawals) since that date.

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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days by mailing it to our
Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the greater of the value of your contract or the money you invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios and the 1-year fixed account option. You may also invest in the variable portfolios from the 6-month and 1-year DCA fixed account options.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

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                                 11. INQUIRIES
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If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      First SunAmerica Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 99NY-SUN

If money accompanies your correspondence, you should direct it to:

      First SunAmerica Life Insurance Company
      P.O. Box 100357
      Pasadena, California 91189-0357

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                  MAY 1, 2000



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris Variable Annuity.                     FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has 34 investment choices -7 fixed account
To learn more about the annuity               options and 27 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and dollar cost averaging fixed accounts for
Additional Information ("SAI") dated          6-month and 1-year periods. The 27 Variable Portfolios are
May 1, 2000. The SAI has been filed           part of the Anchor Series Trust or the SunAmerica Series
with the Securities and Exchange              Trust.
Commission ("SEC") and is
incorporated by reference into this           ANCHOR SERIES TRUST:
prospectus. The Table of Contents of          MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
the SAI appears on page 19 of this            - Capital Appreciation Portfolio
prospectus. For a free copy of the            - Growth Portfolio
SAI, call us at (800) 99NY-SUN or             - Natural Resources Portfolio
write to us at our Annuity Service            - Government and Quality Bond Portfolio
Center, P.O. Box 54299, Los Angeles,
California 90054-0299.                        SUNAMERICA SERIES TRUST:
                                              MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
In addition, the SEC maintains a              - Global Equities Portfolio
website (http://www.sec.gov) that             - Alliance Growth Portfolio
contains the SAI, materials                   - Growth-Income Portfolio
incorporated by reference and other           MANAGED BY DAVIS SELECTED ADVISERS, L.P.
information filed electronically with         - Davis Venture Value Portfolio
the SEC by First SunAmerica.                  - Real Estate Portfolio
                                              MANAGED BY FEDERATED INVESTORS
ANNUITIES INVOLVE RISKS, INCLUDING            - Federated Value Portfolio
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Utility Portfolio
NOT A DEPOSIT OR OBLIGATION OF, OR            - Corporate Bond Portfolio
GUARANTEED OR ENDORSED BY, ANY BANK.          MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
THEY ARE NOT FEDERALLY INSURED BY THE         GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
FEDERAL DEPOSIT INSURANCE                     - Asset Allocation Portfolio
CORPORATION, THE FEDERAL RESERVE              - Global Bond Portfolio
BOARD OR ANY OTHER AGENCY.                    MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
                                              - International Diversified Equities Portfolio
                                              - Worldwide High Income Portfolio
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Mid-Cap Growth
                                              - MFS Growth and Income Portfolio
                                              - MFS Total Return Portfolio
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
                                              - Putnam Growth Portfolio
                                              - International Growth and Income Portfolio
                                              - Emerging Markets Portfolio
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------


First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference.


All documents or reports filed by First SunAmerica under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:
       First SunAmerica Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 99NY-SUN
----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE POLARIS VARIABLE ANNUITY................................     6
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
 INVESTMENT OPTIONS..........................................     7
       Variable Portfolios...................................     7
       Anchor Series Trust...................................     8
       SunAmerica Series Trust...............................     8
       Fixed Account Options.................................     8
       Market Value Adjustment ("MVA").......................     9
       Transfers During the Accumulation Phase...............     9
       Dollar Cost Averaging.................................    10
       Asset Allocation Rebalancing..........................    10
       Principal Advantage Program...........................    11
       Voting Rights.........................................    11
       Substitution..........................................    11
 ACCESS TO YOUR MONEY........................................    11
       Systematic Withdrawal Program.........................    12
       Minimum Contract Value................................    12
 DEATH BENEFIT...............................................    12
 EXPENSES....................................................    13
       Insurance Charges.....................................    13
       Withdrawal Charges....................................    13
       Investment Charges....................................    13
       Contract Maintenance Fee..............................    13
       Transfer Fee..........................................    14
       Income Taxes..........................................    14
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    14
 INCOME OPTIONS..............................................    14
       Annuity Date..........................................    14
       Income Options........................................    14
       Fixed or Variable Income Payments.....................    15
       Income Payments.......................................    15
       Transfers During the Income Phase.....................    15
       Deferment of Payments.................................    15
 TAXES.......................................................    15
       Annuity Contracts in General..........................    15
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    16
       Tax Treatment of Distributions -
       Qualified Contracts...................................    16
       Minimum Distributions.................................    16
       Diversification.......................................    16
 PERFORMANCE.................................................    16
 OTHER INFORMATION...........................................    17
       First SunAmerica......................................    17
       The Separate Account..................................    17
       The General Account...................................    17
       Distribution of the Contract..........................    17
       Administration........................................    17
       Year 2000.............................................    18
       Legal Proceedings.....................................    18
       Ownership.............................................    18
       Custodian.............................................    18
       Independent Accountants...............................    18
       Registration Statement................................    18
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 18
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%  Year 5......................   3%
Year 2......................   6%  Year 6......................   2%
Year 3......................   5%  Year 7......................   1%
Year 4......................   4%  Year 8+.....................   0%
TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 per transfer
CONTRACT MAINTENANCE FEE*.......   $30
  *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               DECEMBER 31, 1999)



                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Capital Appreciation                                            .63%            .04%             .67%
---------------------------------------------------------------------------------------------------------
Growth                                                          .68%            .05%             .73%
---------------------------------------------------------------------------------------------------------
Natural Resources                                               .75%            .25%            1.00%
---------------------------------------------------------------------------------------------------------
Government and Quality Bond                                     .60%            .06%             .66%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED

                               JANUARY 31, 2000)



                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Emerging Markets**                                             1.25%            .65%            1.90%
---------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%            .22%            1.22%
---------------------------------------------------------------------------------------------------------
Global Equities                                                 .72%            .12%             .84%
---------------------------------------------------------------------------------------------------------
International Growth and Income                                 .98%            .23%            1.21%
---------------------------------------------------------------------------------------------------------
Aggressive Growth                                               .70%            .05%             .75%
---------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth*                                             .75%            .40%            1.15%***
---------------------------------------------------------------------------------------------------------
Real Estate                                                     .80%            .12%             .92%
---------------------------------------------------------------------------------------------------------
Putnam Growth                                                   .76%            .04%             .80%
---------------------------------------------------------------------------------------------------------
MFS Growth and Income                                           .70%            .05%             .75%
---------------------------------------------------------------------------------------------------------
Alliance Growth                                                 .60%            .03%             .63%
---------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street**                                         .60%            .07%             .67%
---------------------------------------------------------------------------------------------------------
Davis Venture Value                                             .71%            .03%             .74%
---------------------------------------------------------------------------------------------------------
Federated Value                                                 .71%            .06%             .77%
---------------------------------------------------------------------------------------------------------
Growth-Income                                                   .53%            .03%             .56%
---------------------------------------------------------------------------------------------------------
Utility                                                         .75%            .09%             .84%
---------------------------------------------------------------------------------------------------------
Asset Allocation                                                .58%            .05%             .63%
---------------------------------------------------------------------------------------------------------
MFS Total Return*                                               .66%            .09%             .75%
---------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                             .62%            .04%             .66%
---------------------------------------------------------------------------------------------------------
Worldwide High Income                                          1.00%            .12%            1.12%
---------------------------------------------------------------------------------------------------------
High-Yield Bond                                                 .62%            .05%             .67%
---------------------------------------------------------------------------------------------------------
Corporate Bond                                                  .62%            .09%             .71%
---------------------------------------------------------------------------------------------------------
Global Bond                                                     .69%            .15%             .84%
---------------------------------------------------------------------------------------------------------
Cash Management                                                 .49%            .04%             .53%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------



  * Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year:
   MFS Mid-Cap Growth (1.17%).



 ** Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Emerging Markets (1.77%) "Dogs" of Wall Street (0.67%).



*** Annualized.



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
                                 INDEPENDENTLY

                   VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) you surrender the contract at the end of the stated time period;
        (b) you do not surrender the contract*.


                         PORTFOLIO                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 93   (a) $120   (a) $150   (a) $256
                                                              (b) $ 23   (b) $ 70   (b) $120   (b) $256
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 93   (a) $122   (a) $153   (a) $263
                                                              (b) $ 23   (b) $ 72   (b) $123   (b) $263
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 96   (a) $130   (a) $166   (a) $271
                                                              (b) $ 26   (b) $ 80   (b) $136   (b) $271
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 93   (a) $120   (a) $149   (a) $255
                                                              (b) $ 23   (b) $ 70   (b) $119   (b) $255
-------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $105   (a) $156   (a) $210   (a) $374
                                                              (b) $ 35   (b) $106   (b) $180   (b) $374
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $ 98   (a) $136   (a) $177   (a) $311
                                                              (b) $ 28   (b) $ 86   (b) $147   (b) $311
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 94   (a) $125   (a) $158   (a) $274
                                                              (b) $ 24   (b) $ 75   (b) $128   (b) $274
-------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $ 98   (a) $136   (a) $177   (a) $310
                                                              (b) $ 28   (b) $ 86   (b) $147   (b) $310
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 93   (a) $122   (a) $154   (a) $265
                                                              (b) $ 23   (b) $ 72   (b) $124   (b) $265
-------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $ 97   (a) $134   (a) $174   (a) $304
                                                              (b) $ 27   (b) $ 84   (b) $144   (b) $304
-------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 95   (a) $127   (a) $162   (a) $282
                                                              (b) $ 25   (b) $ 77   (b) $132   (b) $282
-------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 94   (a) $124   (a) $156   (a) $270
                                                              (b) $ 24   (b) $ 74   (b) $126   (b) $270
-------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $ 93   (a) $122   (a) $154   (a) $265
                                                              (b) $ 23   (b) $ 72   (b) $124   (b) $265
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 92   (a) $119   (a) $148   (a) $252
                                                              (b) $ 22   (b) $ 69   (b) $118   (b) $252
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 93   (a) $120   (a) $150   (a) $256
                                                              (b) $ 23   (b) $ 70   (b) $120   (b) $256
-------------------------------------------------------------------------------------------------------
Venture Value                                                 (a) $ 93   (a) $122   (a) $153   (a) $264
                                                              (b) $ 23   (b) $ 72   (b) $123   (b) $264
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 94   (a) $123   (a) $155   (a) $267
                                                              (b) $ 24   (b) $ 73   (b) $125   (b) $267
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 92   (a) $117   (a) $144   (a) $245
                                                              (b) $ 22   (b) $ 67   (b) $114   (b) $245
-------------------------------------------------------------------------------------------------------
Utility                                                       (a) $ 94   (a) $125   (a) $158   (a) $274
                                                              (b) $ 24   (b) $ 75   (b) $128   (b) $274
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $ 92   (a) $119   (a) $148   (a) $252
                                                              (b) $ 22   (b) $ 69   (b) $118   (b) $252
-------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 93   (a) $122   (a) $154   (a) $265
                                                              (b) $ 23   (b) $ 72   (b) $124   (b) $265
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 93   (a) $120   (a) $149   (a) $255
                                                              (b) $ 23   (b) $ 70   (b) $119   (b) $255
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $ 97   (a) $133   (a) $172   (a) $301
                                                              (b) $ 27   (b) $ 83   (b) $142   (b) $301
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $ 93   (a) $120   (a) $150   (a) $256
                                                              (b) $ 23   (b) $ 70   (b) $120   (b) $256
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 93   (a) $121   (a) $152   (a) $261
                                                              (b) $ 23   (b) $ 71   (b) $122   (b) $261
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 94   (a) $125   (a) $158   (a) $274
                                                              (b) $ 24   (b) $ 75   (b) $128   (b) $274
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 91   (a) $116   (a) $143   (a) $242
                                                              (b) $ 21   (b) $ 66   (b) $113   (b) $242
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


        * First SunAmerica does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    SunAmerica Balanced (1.00%); Aggressive Growth (.90%); Federated Value (1.03%); Utility (1.05%); Emerging Markets (1.90%); International Growth and Income (1.60%); and Real Estate (1.25%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3.  The Examples assume that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 27 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

This annuity designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that Purchase Payment has not been invested in this contract offer at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

First SunAmerica Life Insurance Company (First SunAmerica, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th Floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 15.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including, but not limited to, one which would cause the contract value to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. (SEE BELOW). The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the greater of the value of your contract on the day we receive your request or the money you invested.

We reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 27 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 4 available investment portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 23 investment portfolios and the subadvisers are:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.


    - Davis Venture Value Portfolio

    - Real Estate Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL

    - Asset Allocation Portfolio
    - Global Bond Portfolio

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

    - MFS Mid-Cap Growth
    - MFS Growth and Income Portfolio
    - MFS Total Return Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT

    - Putnam Growth Portfolio
    - International Growth and Income Portfolio
    - Emerging Markets Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.

    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. First SunAmerica will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. You also have the option of allocating your money to the 6-month dollar cost averaging ("DCA") fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging program. Please see the SECTION ON DOLLAR COST AVERAGING ON PAGE 10 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from one fixed account or one of the Variable Portfolio to another fixed account.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 10 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

First SunAmerica does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;

     - If made to pay contract fees and charges;

     - To pay a death benefit; and

     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a MVA. This fixed account is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 14.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate the DCA program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios monthly, over the selected 6-month or 1-year period. Quarterly transfers are not available when you use the 6-month or 1-year DCA fixed account as your source account. You cannot change the option once selected.

If allocated to the 6-month or the 1-year DCA fixed accounts, we transfer your money monthly, over a maximum of 6 or 12 monthly transfers, respectively. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of 5 months, so that each payment complies with the $100 per transfer minimum.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying funds of the Trusts become unavailable for investment, we may be required to substitute shares of another underlying fund. We will seek prior approval of the SEC and give you notice before substituting shares.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 14.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and any applicable MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct a contract maintenance fee. SEE EXPENSES ON PAGE 13.

Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable due if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 15.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. after your seventh contract anniversary, the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that anniversary; or

     4. the death benefit on the day before your last contract anniversary, plus any Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 14.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.
We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.
The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by First SunAmerica.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 11. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

-------------------------------------------------------------------
           YEAR               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 15.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE INVESTMENT OPTIONS ON PAGE 7.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 15.

INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical

Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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FIRST SUNAMERICA

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.

First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., Resources Trust Company, and the SunAmerica Financial Network, Inc. broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

First SunAmerica originally established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000


The Year 2000 issue arose from computer programs written using two digits rather than four digits to define the applicable year. This possibly could have caused a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the year 2000. The Company implemented a plan to address the Year 2000 issue and to assess Year 2000 issues relating to third parties with which the Company has critical relationships. The Company's cost to make necessary repairs had no significant impact on its results of operations. The Company has not experienced any business disruption from the year 2000 issue. Its IT and non-IT systems were compliant on January 1, 2000, and there have been no problems related to any third parties compliance.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS


The financial statements of First SunAmerica as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, are presented in the Statement of Additional Information. Financial statements of the Separate Account are also included in the Statement of Additional Information reflecting the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999. The financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    9
Annuity Unit Values...........................   10
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                           INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-
           VARIABLE PORTFOLIOS               11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date -
  4/6/95)
  Beginning AUV..........................    $ 11.35        $ 14.19      $   17.63     $   21.26     $   23.72    $     36.39
  Ending AUV.............................    $ 14.19        $ 17.63      $   21.26     $   23.72     $   36.39    $     43.17
  Ending Number of AUs...................     52,583        242,433        510,291       804,058       979,651      1,008,089
-----------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 4/6/95)
  Beginning AUV..........................    $ 11.02         $12.95      $   16.32     $   20.31     $   24.41    $     29.74
  Ending AUV.............................    $ 12.95        $ 16.32      $   20.31     $   24.41     $   29.74          32.61
  Ending Number of AUs...................     15,156        104,264        196,539       387,194       543,129        544,578
-----------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date -
  5/30/95)
  Beginning AUV..........................    $ 10.17        $ 10.78      $   12.13     $   11.14     $    9.30    $     11.40
  Ending AUV.............................    $ 10.78        $ 12.13      $   11.14     $    9.30     $   11.40    $     12.50
  Ending Number of AUs...................      5,306         62,002        112,509       110,305       145,614        149,945
-----------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 5/3/95)
  Beginning AUV..........................    $ 10.55        $ 11.51      $   11.94     $   12.65     $   13.66    $     13.37
  Ending AUV.............................    $ 11.51        $ 11.94      $   12.65     $   13.66     $   13.37          13.28
  Ending Number of AUs...................     37,576        127,538        190,449       626,578       817,993        844,907
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -
  6/12/97)
  Beginning AUV..........................         --             --      $   10.00     $    7.97     $    6.14    $      8.99
  Ending AUV.............................         --             --      $    7.97     $    6.14     $    8.99    $     10.77
  Ending Number of AUs...................         --             --         85,313       180,636       324,647        346,205
-----------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 4/12/95)
  Beginning AUV..........................    $  9.45        $ 10.07      $   11.39     $   11.62     $   13.53    $     15.49
  Ending AUV.............................    $ 10.07        $ 11.39      $   11.62     $   13.53     $   15.49    $     16.92
  Ending Number of AUs...................     58,058        355,952        753,010       904,048       921,115        905,352
-----------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -
  5/22/95)
  Beginning AUV..........................    $ 11.99        $ 13.01      $   15.15     $   16.90     $   19.21    $     24.20
  Ending AUV.............................    $ 13.01        $ 15.15      $   16.90     $   19.21     $   24.20    $     26.57
  Ending Number of AUs...................     26,604        117,488        310,271       416,656       461,621        484,217
-----------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 6/9/97)
  Beginning AUV..........................         --             --      $   10.00     $   10.33     $   11.16    $     13.40
  Ending AUV.............................         --             --      $   10.33     $   11.16     $   13.40    $     14.07
  Ending Number of AUs...................         --             --         86,248       309,301       475,183        512,671
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -
  6/3/96)
  Beginning AUV..........................         --        $ 10.00      $   10.29     $   11.51     $   11.86    $     19.02
  Ending AUV.............................         --        $ 10.29      $   11.51     $   11.86     $   19.02    $     24.30
  Ending Number of AUs...................         --        160,390        478,003       596,478       805,328        867,740
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 10/19/99)
  Beginning AUV..........................         --             --             --            --            --    $     14.23
  Ending AUV.............................         --             --             --            --     $   14.23    $     16.31
  Ending Number of AUs...................         --             --             --            --        65,176         88,761
-----------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 6/2/97)
  Beginning AUV..........................         --             --      $   10.00     $   11.44     $    9.80    $      8.50
  Ending AUV.............................         --             --      $   11.44     $    9.80     $    8.50    $      8.91
  Ending Number of AUs...................         --             --         56,379       132,769       140,396        146,237
-----------------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 4/6/95)
  Beginning AUV..........................    $ 10.36        $ 12.60      $   14.88     $   18.47     $   22.29    $     28.36
  Ending AUV.............................    $ 12.60        $ 14.88      $   18.47     $   22.29     $   28.36    $     31.67
  Ending Number of AUs...................     31,960        114,619        231,883       473,526       828,070        870,842
-----------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income* (Inception Date - 4/6/95)
  Beginning AUV..........................    $ 10.61        $ 12.81      $   14.94     $   17.63     $   20.46    $     22.55
  Ending AUV.............................    $ 12.81        $ 14.94      $   17.63     $   20.46     $   22.55    $     23.67
  Ending Number of AUs...................     22,973         94,650        154,635       191,762       430,432        445,395
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 4/6/95)
  Beginning AUV..........................    $ 11.52        $ 15.44      $   19.46     $   24.51     $   32.81    $     44.31
  Ending AUV.............................    $ 15.44        $ 19.46      $   24.51     $   32.81     $   44.31    $     48.56
  Ending Number of AUs...................     52,943        322,225        679,444     1,175,581     1,901,945      2,004,501
-----------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 10/19/99)
  Beginning AUV..........................         --             --             --            --            --    $      9.12
  Ending AUV.............................         --             --             --            --     $    9.12    $      8.99
  Ending Number of AUs...................         --             --             --            --         7,956         23,471
-----------------------------------------------------------------------------------------------------------------------------
* Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc.

                                           INCEPTION TO   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   11/30/1999-
           VARIABLE PORTFOLIOS               11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Venture Value (Inception Date - 4/6/95)
  Beginning AUV..........................    $ 10.84        $ 13.29      $   16.68     $   21.30     $   23.36    $     26.57
  Ending AUV.............................    $ 13.29        $ 16.68      $   21.30     $   23.36     $   26.57    $     27.88
  Ending Number of AUs...................    113,664        605,579      1,424,342     2,149,519     2,363,904      2,370,974
-----------------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 6/3/96)
  Beginning AUV..........................         --        $ 10.00      $   11.00     $   13.62     $   15.86    $     16.43
  Ending AUV.............................         --        $ 11.00      $   13.62     $   15.86     $   16.43          16.89
  Ending Number of AUs...................         --         69,098        218,504       450,138       555,385        562,638
-----------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 4/12/95)
  Beginning AUV..........................    $ 11.15        $ 13.32      $   16.70     $   21.41     $   25.71    $     33.11
  Ending AUV.............................    $ 13.32        $ 16.70      $   21.41     $   25.71     $   33.11    $     35.91
  Ending Number of AUs...................     45,266        259,344        614,307     1,032,483     1,679,055      1,734,522
-----------------------------------------------------------------------------------------------------------------------------
Utility (Inception Date - 6/3/96)
  Beginning AUV..........................         --        $ 10.00      $   10.67     $   12.74     $   14.56    $     15.16
  Ending AUV.............................         --        $ 10.67      $   12.74     $   14.56     $   15.16    $     15.11
  Ending Number of AUs...................         --         20,721         59,907       250,048       308,375        382,240
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 4/24/95)
  Beginning AUV..........................    $ 11.29        $ 12.64      $   14.97     $   17.98     $   18.22    $     19.10
  Ending AUV.............................    $ 12.64        $ 14.97      $   17.98     $   18.22     $   19.10    $     19.81
  Ending Number of AUs...................     60,824        264,208        581,922     1,018,350     1,041,762      1,050,186
-----------------------------------------------------------------------------------------------------------------------------
MFS Total Return** (Inception Date - 5/8/95)
  Beginning AUV..........................    $ 10.90        $ 12.33      $   13.82     $   15.45     $   17.28    $     18.50
  Ending AUV.............................    $ 12.33        $ 13.82      $   15.45     $   17.28     $   18.50    $     18.60
  Ending Number of AUs...................     41,654        157,110        230,784       277,940       464,535        490,051
-----------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 6/3/96)
  Beginning AUV..........................         --        $ 10.00      $   11.04     $   13.22     $   15.60    $     18.23
  Ending AUV.............................         --        $ 11.04      $   13.22     $   15.60     $   18.23    $     19.69
  Ending Number of AUs...................         --         72,909        240,556       467,727     1,003,514      1,067,349
-----------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 5/2/95)
  Beginning AUV..........................    $ 10.16        $ 11.36      $   14.20     $   15.98     $   13.57    $     15.23
  Ending AUV.............................    $ 11.36        $ 14.20      $   15.98     $   13.57     $   15.23    $     15.70
  Ending Number of AUs...................     21,556        124,728        399,865       466,233       478,116        472,561
-----------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 5/8/95)
  Beginning AUV..........................    $ 11.18        $ 11.48      $   12.99     $   14.66     $   14.25    $     14.71
  Ending AUV.............................    $ 11.48        $ 12.99      $   14.66     $   14.25     $   14.71    $     14.87
  Ending Number of AUs...................     40,706        220,725        547,787     1,089,050     1,006,610      1,172,818
-----------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 4/12/95)
  Beginning AUV..........................    $ 10.21        $ 11.10      $   11.65     $   12.54     $   13.15    $     12.78
  Ending AUV.............................    $ 11.10        $ 11.65      $   12.54     $   13.15     $   12.78    $     12.76
  Ending Number of AUs...................      5,375         48,161        120,997       333,510       443,122        451,341
-----------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 5/2/95)
  Beginning AUV..........................    $ 10.37        $ 11.20      $   12.25     $   13.08     $   14.40    $     14.11
  Ending AUV.............................    $ 11.20        $ 12.25      $   13.08     $   14.40     $   14.11    $     14.09
  Ending Number of AUs...................     12,162         52,993        148,602       257,259       331,825        341,155
-----------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 4/27/95)
  Beginning AUV..........................    $ 10.44        $ 10.67      $   11.04     $   11.43     $   11.83    $     12.20
  Ending AUV.............................    $ 10.67        $ 11.04      $   11.43     $   11.83     $   12.20    $     12.25
  Ending Number of AUs...................     59,731         52,729        231,674       612,898     1,003,095      1,022,344
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


      ** Formerly named Balanced/Phoenix and managed by Phoenix Investment
         Counsel, Inc.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                             N/12
                           [(1+I/(1+J+0.025)]     -1

  where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

                                       N/12
The MVA factor is = [(1+I/(1+J+0.0025)]     - 1
                                          18/12
                  = [(1.05)/(1.04+0.0025)]      - 1
                              1.5
                  = (1.007194)    - 1
                  = 1.010811 - 1
                  = + 0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.
                                        N/12
The MVA factor is = [(1+I)/(1+J+0.0025)]     - 1
                                          18/12
                  = [(1.05)/(1.06+0.0025)]      - 1
                              1.5
                  = (0.988235)    - 1
                  = 0.982405 - 1
                  = - 0.017595

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.017595) = -$70.38

$70.38 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY











This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2000, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2000

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       9

Annuity Unit Values..............................................................................       10

Taxes............................................................................................       13

Distribution of Contracts........................................................................       18

Financial Statements.............................................................................       18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.57% and 4.68%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV-SV-CMF)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)

                                                 INCEPTION                            SINCE
               VARIABLE PORTFOLIO                  DATE            1 YEAR           INCEPTION
               ------------------                  ----            ------           ---------
Anchor Series Trust
-------------------
   Capital Appreciation                           4/6/95           58.32/65.32       32.30/32.52
   Growth                                         4/6/95           17.96/24.96       25.41/25.68
   Natural Resources                              5/30/95          32.30/39.30        3.89/4.46
   Gov't & Quality Bond                           5/3/95          -10.15/-3.15        4.46/5.00

SunAmerica Series Trust
-----------------------
   Emerging Markets                               6/12/97          67.59/74.59        0.68/2.59
   International Diversified Equities             4/12/95          15.61/22.61       12.65/13.05
   Global Equities                                5/22/95          21.89/28.89       18.41/18.76
   International Growth and Income                6/9/97           15.29/22.29       11.77/13.39
   MFS Mid-Cap Growth                            10/19/99              ----          32.96/39.96
   Aggressive Growth                              6/3/96           74.82/81.82       27.51/28.10
   Real Estate                                    6/2/97          -15.99/-8.99       -6.64/-4.52
   Putnam Growth                                  4/6/95           20.70/27.70       26.28/26.54
   MFS Growth and Income*                         4/6/95           -2.70/4.30        18.07/18.41
   Alliance Growth                                4/6/95           24.05/31.05       35.25/35.45
   "Dogs" of Wall Street                         10/19/99         -15.55/-8.55       -9.36/-2.36
   Venture Value                                  4/6/95            7.33/14.33       21.73/22.03
   Federated Value                                6/3/96           -2.45/4.55        14.95/15.72
   Growth-Income                                  4/12/95          21.04/28.04       27.82/28.07
   Utility                                        6/3/96           -6.83/0.17        11.32/12.16
   Asset Allocation                               4/24/95           0.77/7.77        12.27/12.69
   MFS Total Return**                             5/8/95           -5.74/1.26        11.70/12.13
   SunAmerica Balanced                            6/3/96            12.5/19.5        20.11/20.81
   Worldwide High Income                          5/2/95           10.40/17.40        9.33/9.79
   High-Yield Bond                                5/8/95           -2.12/4.88         5.77/6.29
   Corporate Bond                                 4/12/95          -10.38-3.38        4.22/4.76
   Global Bond                                    5/2/95           -9.55/-2.55        6.21/6.72


-----------------
 * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
   Inc.
** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
   Inc.

Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                                          INCEPTION                                                        SINCE
       VARIABLE PORTFOLIO                    DATE           1 YEAR          5 YEAR         10 YEAR       INCEPTION
       ------------------                    ----           ------          ------         --------      ----------

Anchor Series Trust
-------------------
     Capital Appreciation                   4/6/95        58.32/65.32      31.81/32.01       21.71      32.30/32.52
     Growth                                 4/6/95        17.96/24.96      25.29/25.53       15.69      25.41/25.68
     Natural Resources                     5/30/95        32.30/39.30       5.23/5.72         4.31       3.89/4.46
     Government and Quality Bond            5/3/95       -10.15/-3.15       5.48/5.96         5.84       4.46/5.00

SunAmerica Series Trust
-----------------------
     Emerging Markets                      6/12/97        67.59/74.59          N/A            N/A        0.68/2.59
     International Diversified Equities    4/12/95        15.61/22.61      11.45/11.84        N/A       12.65/13.05
     Global Equities                       5/22/95        21.89/28.89      18.11/18.42        N/A       18.41/18.76
     International Growth & Income          6/9/97        15.29/22.29          N/A            N/A       11.77/13.39
     MFS Mid Cap Growth                   10/19/99             N/A             N/A            N/A       32.96/39.96
     Aggressive Growth                      6/3/96        74.82/81.82          N/A            N/A       27.51/28.10
     Real Estate                            6/2/97       -15.99/-8.99          N/A            N/A       -6.64/-4.52
     Putnam Growth                          4/6/95        20.70/27.70      26.09/26.33        N/A       26.28/26.54
     MFS Growth and Income                  4/6/95         -2.70/4.30      18.77/19.07        N/A       18.07/18.41
     Alliance Growth                        4/6/95        24.05/31.05      35.37/35.55        N/A       35.25/35.45
     "Dogs" of Wall Street                10/19/99       -15.55/-8.55          N/A            N/A       -9.36/-2.36
     Venture Value                          4/6/95         7.33/14.33      22.75/23.01        N/A       21.73/22.03
     Federated Value                        6/3/96         -2.45/4.55          N/A            N/A       14.95/15.72
     Growth-Income                         4/12/95        21.04/28.04      28.29/28.51        N/A       27.82/28.07
     Utility                                6/3/96         -6.83/0.17          N/A            N/A       11.32/12.16
     Asset Allocation                      4/24/95          0.77/7.77       13.5/13.86        N/A       12.27/12.69
     MFS Total Return                       5/8/95         -5.74/1.26       12.9/13.27        N/A       11.70/12.13
     SunAmerica Balanced                    6/3/96        12.50/19.50          N/A            N/A       20.11/20.81
     Worldwide High Income                  5/2/95        10.40/17.40        9.49/9.9         N/A        9.33/9.79
     High-Yield Bond                        5/8/95         -2.12/4.88       7.01/7.46         N/A        5.77/6.29
     Corporate Bond                        4/12/95       -10.38/-3.38       5.09/5.58         N/A        4.22/4.76
     Global Bond                            5/2/95        -9.55/-2.55       7.06/7.52         N/A        6.21/6.72


Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years

               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.



QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

     (A) H.R. 10 Plans

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (B) Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501 (c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

     (C) Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

     (D) Roth IRAs

          Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

     (E) Corporate Pension and Profit-Sharing Plans

          Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (F) Deferred Compensation Plans - Section 457

          Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     The audited financial statements of the Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods.


     Effective December 31, 1999, FS Variable Separate Account changed its fiscal year end from November 30 to December 31. Reflecting this change, included in this Statement of Additional Information are the FS Variable Separate Account audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.


     PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company") at December 31, 1999, December 31, 1998 and September 30, 1998, and the results of its operations and its cash flows for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2, the financial statements for the year ended September 30, 1997 have been restated to reflect the merger of John Alden Life Insurance Company of New York ("JANY") with and into the Company. The merger was accounted for similar to a pooling of interests. The income statement for that year includes the operating results of JANY's for the period from April 1, 1997 (the date of acquisition of JANY by SunAmerica Life Insurance Company, the direct parent of the Company) through September 30, 1997. We have audited the adjustments that were applied to restate the 1997 financial statements. In our opinion, such adjustments are appropriate and have been properly applied to the 1997 financial statements.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2000

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET

                                                               December 31,
                                                  ------------------------------------     At September 30,
                                                        1999                 1998                1998
                                                  ---------------       --------------     ----------------
ASSETS

Investments:
  Cash and short-term investments                 $    29,350,000       $   18,466,000      $   55,679,000
  Bonds and notes available for sale,
    at fair value (amortized cost:
    December 1999, $1,587,116,000;
    December 1998, $1,293,637,000;
    September 1998, $1,262,703,000)                 1,522,921,000        1,313,390,000       1,303,872,000
  Mortgage loans                                      211,867,000          176,737,000         187,906,000
  Other invested assets                                42,604,000            6,539,000           6,859,000
                                                  ---------------       --------------      --------------
  Total investments                                 1,806,742,000        1,515,132,000       1,554,316,000

Variable annuity assets held in separate
  accounts                                            558,605,000          344,619,000         271,865,000
Accrued investment income                              24,076,000           18,169,000          19,853,000
Deferred acquisition costs                            137,637,000           96,918,000          87,074,000
Current income taxes receivable                         6,638,000                   --                  --
Deferred income taxes receivable                       18,275,000                   --                  --
Receivable from brokers for sales of
  securities                                                   --           30,597,000           6,661,000
Other assets                                            3,539,000            2,247,000           2,451,000
                                                  ---------------       --------------      --------------
TOTAL ASSETS                                      $ 2,555,512,000       $2,007,682,000      $1,942,220,000
                                                  ===============       ==============      ==============

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts            $ 1,523,641,000       $1,432,558,000      $1,460,856,000
  Reserves for universal life insurance
    contracts                                         277,250,000                   --                  --
  Income taxes currently payable                               --           10,144,000          10,177,000
  Payable to brokers for purchases
    of securities                                          63,000           19,806,000              60,000
  Other liabilities                                    34,713,000           12,088,000           7,836,000
                                                  ---------------       --------------      --------------
  Total reserves, payables
    and accrued liabilities                         1,835,667,000        1,474,596,000       1,478,929,000
                                                  ---------------       --------------      --------------
Variable annuity liabilities related
  to separate accounts                                558,605,000          344,619,000         271,865,000
                                                  ---------------       --------------      --------------
Deferred income taxes payable                                  --            3,792,000           5,371,000
                                                  ---------------       --------------      --------------
Shareholder's equity:
  Common Stock                                          3,000,000            3,000,000           3,000,000
  Additional paid-in capital                          144,428,000          144,428,000         144,428,000
  Retained earnings                                    42,409,000           34,737,000          31,361,000
  Accumulated other comprehensive income
    (loss)                                            (28,597,000)           2,510,000           7,266,000
                                                  ---------------       --------------      --------------
  Total shareholder's equity                          161,240,000          184,675,000         186,055,000
                                                  ---------------       --------------      --------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY        $ 2,555,512,000       $2,007,682,000      $1,942,220,000
                                                  ===============       ==============      ==============

                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                                                    Years Ended September 30,
                                                       Year Ended      Three Months Ended       ----------------------------------
                                                   December 31, 1999    December 31, 1998           1998                  1997
                                                   -----------------   ------------------       -------------         ------------
Investment income                                    $ 127,276,000         $ 28,010,000         $ 117,496,000         $ 65,559,000
                                                     -------------         ------------         -------------         ------------
Interest expense on:
  Fixed annuity contracts                              (76,114,000)         (18,406,000)          (80,624,000)         (45,765,000)
  Universal life insurance
    contracts                                           (6,475,000)                  --                    --                   --
  Senior indebtedness                                           --               (1,000)             (109,000)            (589,000)
                                                     -------------         ------------         -------------         ------------
  Total interest expense                               (82,589,000)         (18,407,000)          (80,733,000)         (46,354,000)
                                                     -------------         ------------         -------------         ------------
NET INVESTMENT INCOME                                   44,687,000            9,603,000            36,763,000           19,205,000
                                                     -------------         ------------         -------------         ------------
NET REALIZED INVESTMENT
  GAINS (LOSSES)                                       (11,178,000)             797,000             4,690,000            5,020,000
                                                     -------------         ------------         -------------         ------------
Fee income:
  Variable annuity fees                                  6,600,000            1,189,000             3,607,000            1,712,000
  Universal life insurance
    fees                                                 1,873,000                   --                    --                   --
  Surrender charges                                      3,296,000              662,000             4,350,000            1,809,000
                                                     -------------         ------------         -------------         ------------
TOTAL FEE INCOME                                        11,769,000            1,851,000             7,957,000            3,521,000
                                                     -------------         ------------         -------------         ------------
GENERAL AND ADMINISTRATIVE
  EXPENSES                                              (7,871,000)          (1,548,000)           (3,301,000)          (3,222,000)
                                                     -------------         ------------         -------------         ------------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS                                    (22,664,000)          (5,046,000)          (17,120,000)         (10,386,000)
                                                     -------------         ------------         -------------         ------------
ANNUAL COMMISSIONS                                        (450,000)             (90,000)             (348,000)            (195,000)
                                                     -------------         ------------         -------------         ------------

PRETAX INCOME                                           14,293,000            5,567,000            28,641,000           13,943,000

Income tax expense                                      (6,621,000)          (2,191,000)          (12,106,000)          (5,090,000)
                                                     -------------         ------------         -------------         ------------
NET INCOME                                               7,672,000            3,376,000            16,535,000            8,853,000

OTHER COMPREHENSIVE INCOME
  (LOSS), NET OF TAX:
Net unrealized gains (losses) on
  debt and equity securities available
  for sale:
    Net unrealized gains
      (losses) on debt and
      equity securities available
      for sale identified in
      the current period                               (32,333,000)          (4,094,000)            3,856,000            8,570,000
    Less reclassification
      adjustment for net
      realized (gains) losses
      included in net income                             1,226,000             (662,000)           (2,414,000)          (2,565,000)
                                                     -------------         ------------         -------------         ------------
OTHER COMPREHENSIVE INCOME
  (LOSS)                                               (31,107,000)          (4,756,000)            1,442,000            6,005,000
                                                     -------------         ------------         -------------         ------------
COMPREHENSIVE INCOME (LOSS)                          $ (23,435,000)        $ (1,380,000)        $  17,977,000         $ 14,858,000
                                                     =============         ============         =============         ============

                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS

                                                                                                Years Ended September 30,
                                                Year Ended        Three Months Ended       -----------------------------------
                                             December 31, 1999     December 31, 1998           1998                  1997
                                             -----------------    ------------------       -------------         -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                   $   7,672,000         $   3,376,000         $  16,535,000         $   8,853,000
  Adjustments to reconcile net
    income to net cash provided
    by operating activities:
      Interest credited to:
        Fixed annuity contracts                   76,114,000            18,406,000            80,624,000            45,765,000
        Universal life insurance
          contracts                                6,475,000                    --                    --                    --
      Net realized investment
        (gains)losses                             11,178,000              (797,000)           (4,690,000)           (5,020,000)
      Accretion of net
        discounts on investments                  (4,123,000)             (377,000)           (1,985,000)           (1,070,000)
      Amortization of goodwill                       691,000                14,000                58,000                58,000
      Provision for deferred
        income taxes                              (5,317,000)              981,000              (389,000)              401,000
  Change in:
    Accrued investment income                     (5,907,000)                   --                    --                    --
    Deferred acquisition costs                     5,381,000             4,256,000             5,642,000            (4,215,000)
    Income taxes receivable/
      payable                                    (16,782,000)              (33,000)            7,941,000             2,535,000
    Other liabilities                             22,625,000                    --                    --                    --
    Other, net                                    (1,042,000)           (1,945,000)            8,472,000            (2,289,000)
                                               -------------         -------------         -------------         -------------
NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                      96,965,000            23,881,000           112,208,000            45,018,000
                                               -------------         -------------         -------------         -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds and notes                             (497,462,000)         (323,897,000)         (761,591,000)         (833,174,000)
    Mortgage loans                               (66,338,000)                   --           (82,256,000)                   --
    Other investments, excluding
      short-term investments                              --                    --               (11,000)                   --
  Sales of:
    Bonds and notes                              399,790,000           271,632,000           864,763,000           561,887,000
    Mortgage loans                                        --                    --                    --            88,371,000
    Other investments, excluding
      short-term investments                         914,000                    --               494,000               140,000
  Redemptions and maturities of:
    Bonds and notes                               73,380,000            18,231,000            81,254,000            51,600,000
    Mortgage loans                                31,188,000            11,253,000            24,501,000            13,535,000
    Other investments, excluding
      short-term investments                         580,000               320,000                    --                99,000
  Short-term investments received
    from Anchor National Life
    Insurance Company in
    assumption reinsurance
    transaction with MBL Life
    Assurance Corporation                        371,634,000                    --                    --                    --
                                               -------------         -------------         -------------         -------------
NET CASH PROVIDED (USED) BY
  INVESTING ACTIVITIES                           313,686,000           (22,461,000)          127,154,000          (117,542,000)
                                               -------------         -------------         -------------         -------------

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                                                               Years Ended September 30,
                                                 Year Ended        Three Months Ended      -----------------------------------
                                              December 31, 1999     December 31, 1998           1998                  1997
                                              -----------------    ------------------      -------------         -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts                     $  36,249,000         $ 19,411,000         $ 130,851,000         $ 131,711,000
    Universal life insurance
      contracts                                     4,790,000                   --                    --                    --
  Net exchanges from the fixed
    accounts of variable annuity
    contracts                                     (37,223,000)          (9,340,000)          (47,852,000)          (22,346,000)
  Withdrawal payments on:
    Fixed annuity contracts                      (350,019,000)         (49,744,000)         (221,629,000)          (88,229,000)
    Universal life insurance
      contracts                                   (13,781,000)                  --                    --                    --
  Claims and annuity payments on:
    Fixed annuity contracts                       (39,783,000)          (7,697,000)          (36,892,000)          (13,774,000)
  Capital contributions received                           --                   --                    --             5,000,000
  Net receipts from (repayments
    of) other short-term
    financings                                             --            8,737,000           (23,970,000)           18,659,000
  Cession of non-annuity
    product lines                                          --                   --           (34,776,000)                   --
                                                -------------         ------------         -------------         -------------
NET CASH PROVIDED (USED) BY
  FINANCING ACTIVITIES                           (399,767,000)         (38,633,000)         (234,268,000)           31,021,000
                                                -------------         ------------         -------------         -------------
NET INCREASE (DECREASE) IN CASH
  AND SHORT-TERM INVESTMENTS                       10,884,000          (37,213,000)            5,094,000           (41,503,000)

CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                           18,466,000           55,679,000            50,585,000             6,707,000

CASH AND SHORT-TERM INVESTMENTS
  OF JOHN ALDEN LIFE INSURANCE
  COMPANY OF NEW YORK AT DATE OF
  ACQUISITION                                              --                   --                    --            85,381,000
                                                -------------         ------------         -------------         -------------
CASH AND SHORT-TERM INVESTMENTS
  AT END OF PERIOD                              $  29,350,000         $ 18,466,000         $  55,679,000         $  50,585,000
                                                =============         ============         =============         =============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness                 $          --         $      1,000         $     109,000         $     589,000
                                                =============         ============         =============         =============
  Net income taxes paid                         $  28,720,000         $         --         $   5,439,000         $   2,154,000
                                                =============         ============         =============         =============

                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

      The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    BUSINESS COMBINATION

      On March 31, 1997, SunAmerica Life Insurance Company, the direct parent of the Company, completed the acquisition of all of the outstanding stock of John Alden Life Insurance Company of New York ("JANY"). On October 31, 1997, JANY was merged with and into the Company. On the date of acquisition, JANY had assets having an aggregate fair value of $1,536,179,000, composed primarily of invested assets totaling $1,403,807,000. Liabilities assumed in this acquisition totaled $1,411,179,000, including $1,363,764,000 of fixed annuity reserves. An amount equal to the excess of the purchase price over the fair value of the net assets acquired, amounting to $103,695,000 at September 30, 1997, is included in Deferred Acquisition Costs in the balance sheet. The acquisition was accounted for by using the purchase method of accounting and the merger by using the pooling method from the date of acquisition through the date of merger. The balance sheet at September 30, 1997 and the income statement and statement of cash flows for the year ended September 30,

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    BUSINESS COMBINATION (Continued)

      1997 have been restated from those originally contained in the September 30, 1997 Annual Report on Form 10-K to include the assets and liabilities of JANY and the results of JANY's operations and cash flows for the six-month period from April 1, 1997 through September 30, 1997. On a pro forma (unaudited) basis, assuming the acquisition and merger had occurred on October 1, 1996, the beginning of the earliest period presented herein, investment income would have been $117,059,000 and net income would have been $12,434,000 for the year ended September 30, 1997.

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain items have been reclassified to conform to the current period's presentation.

      Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder liabilities upon receipt.

      The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTED ASSETS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds and notes available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds and notes are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is reduced by impairment provisions, policy loans, which are carried at unpaid balances, and common stock, which is carried at fair value.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been increased by $20,200,000 at December 31, 1999, and decreased by $15,900,000 at December 31, 1998, $30,000,000 at September 30, 1998 and
      $31,200,000 at September 30, 1997 for this adjustment.

      VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

      GOODWILL: Goodwill is amortized by using the straight-line method over a period of 25 years and is included in Other Assets in the balance sheet. There was no goodwill remaining at December 31, 1999.

      CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and universal life insurance contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

      FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income as earned.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, Anchor National Life Insurance Company ("ANLIC"). Income taxes have been calculated as if the Company filed a separate return. Deferred

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

      Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information," was adopted for the year ended December 31, 1999 and is included in Note 14 of the accompanying financial statements.

4.    FISCAL YEAR CHANGE

      Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year. The financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

      Results for comparable prior period are summarized below.

                                                   Three Months Ended
                                                    December 31, 1997
                                                   ------------------
      Investment income                                 $29,882,000

      Net investment income                               8,547,000

      Net realized investment gains                       2,075,000

      Total fee income                                    1,653,000

      Pretax income                                       7,193,000

      Net income                                          4,274,000
                                                        ===========

5.    ACQUISITION

      On December 31, 1998, ANLIC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction,

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.    ACQUISITION (Continued)

      ANLIC acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves.

      Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company via an assumption reinsurance agreement. As part of this acquisition, invested assets equal to $678,272,000, universal life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were assumed by the Company. On a pro forma basis, assuming the MBL Life acquisition had been consummated on October 1, 1996, the beginning of the earliest period presented here, investment income would have been $150,619,000, $164,183,000 and $112,246,000 for the year ended December 31, 1999 and the years ended September 30, 1998 and 1997, respectively. Net income would have been $9,364,000, $19,920,000 and $12,238,000 for the year ended
      December 31, 1999 and the years ended September 30, 1998 and 1997, respectively.

      The $128,420,000 purchase price was allocated between the Company and ANLIC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

      As part of the Acquisition, the Company received $34,657,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. On December 31, 1999 the enhancement reserve for such payments totaled $35,807,000, which includes interest credited at 6.75% on the original reserve. Of this amount, $4,621,000 was credited to policyholders in February 2000 for the January 1, 2000 installment.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    INVESTMENTS

      The amortized cost and estimated fair value of bonds and notes available for sale by major category follow:

                                                                              Estimated
                                                          Amortized              Fair
                                                             Cost               Value
                                                        --------------      --------------
      AT DECEMBER 31, 1999:

      Securities of the United States
        Government                                      $    1,479,000      $    1,347,000
      Mortgage-backed securities                           602,095,000         574,247,000
      Securities of public utilities                        41,758,000          41,071,000
      Corporate bonds and notes                            667,450,000         637,985,000
      Other debt securities                                274,334,000         268,271,000
                                                        --------------      --------------
        Total                                           $1,587,116,000      $1,522,921,000
                                                        ==============      ==============
      AT DECEMBER 31, 1998:

      Securities of the United States
        Government                                      $   10,230,000      $   10,263,000
      Mortgage-backed securities                           534,759,000         546,409,000
      Securities of public utilities                        78,396,000          80,442,000
      Corporate bonds and notes                            567,623,000         573,599,000
      Other debt securities                                102,629,000         102,677,000
                                                        --------------      --------------
        Total                                           $1,293,637,000      $1,313,390,000
                                                        ==============      ==============
      AT SEPTEMBER 30, 1998:

      Securities of the United States
        Government                                      $      518,000      $      549,000
      Mortgage-backed securities                           454,934,000         472,557,000
      Securities of public utilities                        81,525,000          84,711,000
      Corporate bonds and notes                            658,674,000         677,717,000
      Other debt securities                                 67,052,000          68,338,000
                                                        --------------      --------------
        Total                                           $1,262,703,000      $1,303,872,000
                                                        ==============      ==============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    INVESTMENTS (Continued)

      The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of December 31, 1999, follow:

                                                                        Estimated
                                                    Amortized              Fair
                                                       Cost               Value
                                                  --------------      --------------
      Due in one year or less                     $   47,125,000      $   46,887,000
      Due after one year through five years          299,033,000         295,798,000
      Due after five years through ten years         445,835,000         419,857,000
      Due after ten years                            193,028,000         186,133,000
      Mortgage-backed securities                     602,095,000         574,246,000
                                                  --------------      --------------
        Total                                     $1,587,116,000      $1,522,921,000
                                                  ==============      ==============

      Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions. Gross unrealized gains and losses on bonds and notes available for sale by major category follow:

                                                    Gross             Gross
                                                  Unrealized       Unrealized
                                                    Gains            Losses
                                                 -----------      ------------
      AT DECEMBER 31, 1999:

      Securities of the United States
        Government                               $     5,000      $   (137,000)
      Mortgage-backed securities                     873,000       (28,721,000)
      Securities of public utilities                  56,000          (743,000)
      Corporate bonds and notes                    2,867,000       (32,332,000)
      Other debt securities                          454,000        (6,517,000)
                                                 -----------      ------------
        Total                                    $ 4,255,000      $(68,450,000)
                                                 ===========      ============
      AT DECEMBER 31, 1998:

      Securities of the United States
        Government                               $    35,000      $     (2,000)
      Mortgage-backed securities                  13,104,000        (1,454,000)
      Securities of public utilities               2,585,000          (539,000)
      Corporate bonds and notes                   18,094,000       (12,118,000)
      Other debt securities                          748,000          (700,000)
                                                 -----------      ------------
        Total                                    $34,566,000      $(14,813,000)
                                                 ===========      ============
      AT SEPTEMBER 30, 1998:

      Securities of the United States
        Government                               $    31,000      $         --
      Mortgage-backed securities                  17,733,000          (110,000)
      Securities of public utilities               3,562,000          (376,000)
      Corporate bonds and notes                   30,219,000       (11,176,000)
      Other debt securities                        1,297,000           (11,000)
                                                 -----------      ------------
        Total                                    $52,842,000      $(11,673,000)
                                                 ===========      ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    INVESTMENTS (Continued)

      Gross unrealized gains on equity securities available for sale aggregated $9,000 at December 31, 1998 and September 30, 1998 and $19,000 at September 30, 1997. There were no gross unrealized gains or losses on equity securities available for sale at December 31, 1999 and no gross unrealized losses at December 31, 1998, September 30, 1998 and September 30, 1997.

      Gross realized investment gains and losses on sales of investments are as follows:

                                   Year Ended     Three Months Ended      Years Ended September 30,
                                  December 31,      December 31,       ------------------------------
                                      1999              1998               1998              1997
                                  ------------    ------------------   ------------       -----------
      BONDS AND NOTES:
        Realized gains            $  6,040,000       $ 4,290,000       $ 13,067,000       $ 6,441,000
        Realized losses             (9,688,000)       (1,843,000)        (7,509,000)       (1,466,000)

      MORTGAGE LOANS:
        Realized losses                     --                --           (289,000)          (15,000)

      OTHER INVESTMENTS:
        Realized gains                 164,000                --             22,000           140,000
        Realized losses                     --                --           (209,000)               --

      IMPAIRMENT WRITEDOWNS         (7,694,000)       (1,650,000)          (392,000)          (80,000)
                                  ------------       -----------       ------------       -----------
        Total net realized
        investment gains
        (losses)                  $(11,178,000)      $   797,000       $  4,690,000       $ 5,020,000
                                  ============       ===========       ============       ===========

The sources and related amounts of investment income are as follows:

                                   Year Ended     Three Months Ended     Years Ended September 30,
                                   December 31,      December 31,     ------------------------------
                                       1999              1998              1998              1997
                                   ------------   ------------------  ------------       -----------
      Short-term investments       $  4,795,000      $ 1,122,000      $  2,340,000      $ 1,334,000
      Bonds and notes               103,503,000       22,811,000       100,808,000       56,253,000
      Mortgage loans                 17,139,000        3,980,000        13,901,000        7,714,000
      Other invested assets           1,839,000           97,000           447,000          258,000
                                   ------------      -----------      ------------      -----------
      Total investment income      $127,276,000      $28,010,000      $117,496,000      $65,559,000
                                   ============      ===========      ============      ===========

      Expenses incurred to manage the investment portfolio amounted to $1,548,000 for the year ended December 31, 1999, $218,000 for the three months ended December 31, 1998, $814,000 for the year ended September 30, 1998 and $387,000 for the year ended September 30, 1997 and are included in General and Administrative Expenses in the income statement.

      No investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity at December 31, 1999.

      At December 31, 1999, mortgage loans were collateralized by properties located in 33 states, with loans totaling approximately 34% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 11% by properties located in New York and Michigan and no more than 5% of the portfolio was secured by properties located in any other single state.

      At December 31, 1999, bonds and notes included $123,849,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1999.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    INVESTMENTS (Continued)

      At December 31, 1999, the carrying value of investments in default as to the payment of principal or interest was $1,760,000. Such nonperforming assets had an estimated fair value of $1,293,000.

      At December 31, 1999, $519,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

7.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS AND NOTES: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF SECURITIES:
      Such obligations represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS: Universal life and single life premium contracts are assigned a fair value equal to current net surrender value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

      The estimated fair values of the Company's financial instruments at December 31, 1999, December 31, 1998 and September 30, 1998, compared with their respective carrying values, are as follows:


                                                          Carrying              Fair
                                                            Value               Value
                                                       --------------      --------------
      DECEMBER 31, 1999:
      ASSETS:
        Cash and short-term investments                $   29,350,000      $   29,350,000
        Bonds and notes                                 1,522,921,000       1,522,921,000
        Mortgage loans                                    211,867,000         211,197,000
        Variable annuity assets held in
          separate accounts                               558,605,000         558,605,000

      LIABILITIES:
        Reserves for fixed annuity contracts            1,523,641,000       1,458,786,000
        Reserves for universal life
          insurance contracts                             277,250,000         261,522,000
        Variable annuity liabilities related
          to separate accounts                            558,605,000         535,282,000
        Payable to brokers for purchase of
          securities                                           63,000              63,000
                                                       ==============      ==============
      DECEMBER 31, 1998:

      ASSETS:
        Cash and short-term investments                $   18,466,000      $   18,466,000
        Bonds and notes                                 1,313,390,000       1,313,390,000
        Mortgage loans                                    176,737,000         182,013,000
        Variable annuity assets held in
          separate accounts                               344,619,000         344,619,000
        Receivable from brokers for sales
          of securities                                    30,597,000          30,597,000

      LIABILITIES:
        Reserves for fixed annuity contracts            1,432,558,000       1,382,574,000
        Variable annuity liabilities related
          to separate accounts                            344,619,000         328,064,000
        Payable to brokers for purchase of
          securities                                       19,806,000          19,806,000
                                                       ==============      ==============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying
                                                         Value            Fair Value
                                                    --------------      --------------
      SEPTEMBER 30, 1998:

      ASSETS:
        Cash and short-term investments             $   55,679,000      $   55,679,000
        Bonds and notes                              1,303,872,000       1,303,872,000
        Mortgage loans                                 187,906,000         194,471,000
        Variable annuity assets held in
          separate accounts                            271,865,000         271,865,000
        Receivable from brokers for
          sales of securities                            6,661,000           6,661,000

      LIABILITIES:
        Reserves for fixed annuity
          contracts                                  1,460,856,000       1,406,853,000
        Variable annuity liabilities
          related to separate accounts                 271,865,000         256,623,000
        Payable to brokers for purchase of
          securities                                        60,000              60,000
                                                    ==============      ==============

8.    REINSURANCE

      The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 1999, a total reserve credit of $397,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

9.    CONTINGENT LIABILITIES

      The Company is involved in various kinds of litigation common to its business. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations, or cash flows.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.    CONTINGENT LIABILITIES (Continued)

      viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S  EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 1999, December 31, 1998 and September 30, 1998, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                Year Ended      Three Months Ended         Years Ended September 30,
                                               December 31,        December 31,        ---------------------------------
                                                   1999                1998                 1998                1997
                                               -------------    ------------------     -------------       -------------
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                     $ 144,428,000       $ 144,428,000       $ 144,428,000       $  14,428,000
        Additional paid-in capital
          acquired as a result of the
          merger with JANY                                --                  --                  --         125,000,000
        Capital contributions received                    --                  --                  --           5,000,000
                                               -------------       -------------       -------------       -------------
      Ending balances                          $ 144,428,000       $ 144,428,000       $ 144,428,000       $ 144,428,000
                                               =============       =============       =============       =============
      RETAINED EARNINGS:
        Beginning balances                     $  34,737,000       $  31,361,000       $  14,826,000       $   5,973,000
        Net income                                 7,672,000           3,376,000          16,535,000           8,853,000
                                               -------------       -------------       -------------       -------------
      Ending balances                          $  42,409,000       $  34,737,000       $  31,361,000       $  14,826,000
                                               =============       =============       =============       =============
      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
          Beginning balances                   $   2,510,000       $   7,266,000       $   5,824,000       $    (181,000)
          Change in net unrealized gains
            (losses) on equity securities             (9,000)                 --             (10,000)           (110,000)
          Change in net unrealized gains
            (losses) on bonds and notes
            available for sale                   (83,948,000)        (21,416,000)          1,028,000          40,648,000
          Change in adjustment to
            deferred acquisition costs            36,100,000          14,100,000           1,200,000         (31,300,000)
          Tax effects of net changes              16,750,000           2,560,000            (776,000)         (3,233,000)
                                               -------------       -------------       -------------       -------------
      Ending balances                          $ (28,597,000)      $   2,510,000       $   7,266,000       $   5,824,000
                                               =============       =============       =============       =============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.   SHAREHOLDER'S EQUITY (Continued)

      For a life insurance company domiciled in the State of New York, no dividend may be distributed to any shareholder unless notice of the domestic insurer's intention to declare such dividend and the amount have been filed with the Superintendent of Insurance not less than 30 days in advance of such proposed declaration, or if the Superintendent disapproves the distribution of the dividend within the 30-day period. No dividends were paid in the year ended December 31, 1999, three months ended December 31, 1998 or the fiscal years ended 1998 or 1997.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 1999, 1998 and 1997 was $14,210,000, $16,263,000 and
      $18,390,000, respectively. The Company's statutory capital and surplus was $111,338,000 at December 31, 1999, $96,474,000 at December 31, 1998 and
      $94,239,000 at September 30, 1998.

11.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net realized
                                        Investment
                                       Gains (Losses)    Operations        Total
                                        -----------      -----------    ------------
      December 31, 1999:

      Currently payable                 $ 2,345,000      $ 9,593,000    $ 11,938,000
      Deferred                           (6,772,000)       1,455,000      (5,317,000)
                                        -----------      -----------    ------------
        Total income tax expense
          (benefit)                     $(4,427,000)     $11,048,000    $  6,621,000
                                        ===========      ===========    ============
      December 31, 1998:

      Currently payable                 $ 1,165,000      $    45,000    $  1,210,000
      Deferred                             (595,000)       1,576,000         981,000
                                        -----------      -----------    ------------
        Total income tax expense        $   570,000      $ 1,621,000    $  2,191,000
                                        ===========      ===========    ============
      September 30, 1998:

      Currently payable                 $ 2,711,000      $ 9,784,000    $ 12,495,000
      Deferred                             (515,000)         126,000        (389,000)
                                        -----------      -----------    ------------
        Total income tax expense        $ 2,196,000      $ 9,910,000    $ 12,106,000
                                        ===========      ===========    ============
      September 30, 1997:

      Currently payable                 $ 1,790,000      $ 2,899,000    $  4,689,000
      Deferred                              (11,000)         412,000         401,000
                                        -----------      -----------    ------------
        Total income tax expense        $ 1,779,000      $ 3,311,000    $  5,090,000
                                        ===========      ===========    ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:


                                                                Three
                                             Year Ended      Months Ended      Years Ended September 30,
                                            December 31,     December 31,     ----------------------------
                                               1999              1998            1998              1997
                                            ------------      ----------      -----------      -----------
      Amount computed at statutory rate     $ 4,984,000       $1,949,000      $10,024,000      $ 4,880,000
      Increases (decreases)
        resulting from:
          Amortization of differences
            between book and tax bases
            of net assets acquired              223,000            5,000           20,000           20,000
          State income taxes, net of
            federal tax benefit               1,817,000          237,000        2,042,000          200,000
          Dividend received deduction          (263,000)              --               --               --
          Other, net                           (140,000)              --           20,000          (10,000)
                                            -----------       ----------      -----------      -----------
          Total income tax expense          $ 6,621,000       $2,191,000      $12,106,000      $ 5,090,000
                                            ===========       ==========      ===========      ===========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                                         December 31,
                                               -------------------------------       September 30,
                                                   1999               1998               1998
                                               ------------       ------------      --------------
      DEFERRED TAX LIABILITIES:
        Investments                            $         --       $  1,517,000       $  1,782,000
        Deferred acquisition costs               22,643,000         29,018,000         29,505,000
        Net unrealized gains on debt and
          equity securities available for
          sale                                           --          1,347,000          3,912,000
        Other liabilities                            44,000             46,000             46,000
                                               ------------       ------------       ------------
        Total deferred tax liabilities           22,687,000         31,928,000         35,245,000
                                               ------------       ------------       ------------
      DEFERRED TAX ASSETS:
        Contractholder reserves                 (18,026,000)       (18,550,000)       (18,535,000)
        State income taxes                               --            (79,000)           (79,000)
        Net unrealized losses on debt and
          equity securities available for
          sale                                  (15,398,000)                --                 --
        Other assets                             (7,538,000)        (9,507,000)       (11,260,000)
                                               ------------       ------------       ------------
        Total deferred tax assets               (40,962,000)       (28,136,000)       (29,874,000)
                                               ------------       ------------       ------------
        Deferred income taxes                  $(18,275,000)      $  3,792,000       $  5,371,000
                                               ============       ============       ============

12.   COMPREHENSIVE INCOME

      Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

12.   COMPREHENSIVE INCOME (Continued)

      The before tax, after tax, and tax (expense) benefit amounts for each component of the (decrease) increase in unrealized gains or losses on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                                        Tax Benefit
                                                      Before Tax          (Expense)         Net of Tax
                                                     ------------       ------------       ------------
      Year ended December 31, 1999:

        Net unrealized losses on debt
        and equity securities available
        for sale identified in the
        current period                               $(93,613,000)      $ 32,765,000       $(60,848,000)

        Increase in deferred acquisition
          cost adjustment identified in
          the current period                           43,869,000        (15,354,000)        28,515,000
                                                     ------------       ------------       ------------
        Subtotal                                      (49,744,000)        17,411,000        (32,333,000)
                                                     ------------       ------------       ------------

        Reclassification adjustment for:
          Net realized losses included
          in net income                                 9,656,000         (3,380,000)         6,276,000

          Related change in deferred
          acquisition costs                            (7,769,000)         2,719,000         (5,050,000)
                                                     ------------       ------------       ------------
          Total reclassification
          adjustment                                    1,887,000           (661,000)         1,226,000
                                                     ------------       ------------       ------------
        Total other comprehensive loss               $(47,857,000)      $ 16,750,000       $(31,107,000)
                                                     ============       ============       ============
      Three months ended December 31, 1998:

        Net unrealized losses on debt
        and equity securities available
        for sale identified in the
        current period                               $(17,664,000)      $  6,182,000       $(11,482,000)

        Increase in deferred acquisition
          cost adjustment identified in
          the current period                           11,367,000         (3,979,000)         7,388,000
                                                     ------------       ------------       ------------
        Subtotal                                       (6,297,000)         2,203,000         (4,094,000)
                                                     ------------       ------------       ------------
        Reclassification adjustment for:
          Net realized losses included
          in net income                                (3,752,000)         1,314,000         (2,438,000)

          Related change in deferred
          acquisition costs                             2,733,000           (957,000)         1,776,000
                                                     ------------       ------------       ------------
          Total reclassification
          adjustment                                   (1,019,000)           357,000           (662,000)
                                                     ------------       ------------       ------------
        Total other comprehensive loss               $ (7,316,000)      $  2,560,000       $ (4,756,000)
                                                     ============       ============       ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

12.   COMPREHENSIVE INCOME (Continued)

                                                                       Tax Benefit
                                                     Before Tax          (Expense)         Net of Tax
                                                    ------------       ------------       ------------
      Fiscal Year ended September 30, 1998:

        Net unrealized gains on debt
        and equity securities available
        for sale identified in the
        current period                              $ 17,664,000       $ (6,182,000)      $ 11,482,000

        Increase in deferred acquisition
          cost adjustment identified in
          the current period                         (11,732,000)         4,106,000         (7,626,000)
                                                    ------------       ------------       ------------
        Subtotal                                       5,932,000         (2,076,000)         3,856,000
                                                    ------------       ------------       ------------
        Reclassification adjustment for:
          Net realized gains included
          in net income                              (16,646,000)         5,826,000        (10,820,000)

          Related change in deferred
            acquisition costs                         12,932,000         (4,526,000)         8,406,000
                                                    ------------       ------------       ------------
          Total reclassification
          adjustment                                  (3,714,000)         1,300,000         (2,414,000)
                                                    ------------       ------------       ------------
        Total other comprehensive income            $  2,218,000       $   (776,000)      $  1,442,000
                                                    ============       ============       ============
      Fiscal Year ended September 30, 1997:

        Net unrealized gains on debt
        and equity securities available
        for sale identified in the
        current period                              $ 45,904,000       $(16,066,000)      $ 29,838,000

        Increase in deferred acquisition
          cost adjustment identified in
          the current period                         (32,720,000)        11,452,000        (21,268,000)
                                                    ------------       ------------       ------------
        Subtotal                                      13,184,000         (4,614,000)         8,570,000
                                                    ------------       ------------       ------------
        Reclassification adjustment for:
          Net realized gains included
          in net income                               (5,366,000)         1,878,000         (3,488,000)

          Related change in deferred
          acquisition costs                            1,420,000           (497,000)           923,000
                                                    ------------       ------------       ------------
          Total reclassification
          adjustment                                  (3,946,000)         1,381,000         (2,565,000)
                                                    ------------       ------------       ------------
        Total other comprehensive income            $  9,238,000       $ (3,233,000)      $  6,005,000
                                                    ============       ============       ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

13.   RELATED-PARTY MATTERS

      The Company pays commissions to six affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp., Spelman & Co. Inc. and Royal Alliance Associates, Inc. Commissions paid to these broker-dealers totaled $1,976,000 in the year ended December 31, 1999, $615,000 in the three months ended December 31, 1998, $3,855,000 in the year ended 1998 and $4,486,000 in the year ended 1997. These broker-dealers represent a significant portion of the Company's business, amounting to 37.5%, 27.8%, 33.0% and 38.9% of premiums in the year ended December 31, 1999, three months ended December 31, 1998, and the years ended September 30, 1998 and 1997, respectively. One unaffiliated broker-dealer was responsible for 25% of total premiums in the year ended December 31, 1999 and no other single unaffiliated broker-dealer was responsible for more than 8% of total premiums in the year ended December 31, 1999.

      The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $7,959,000 for the year ended December 31, 1999, $1,631,000 for the three months ended December 31, 1998, $3,877,000 for the year ended September 30, 1998 and $2,454,000 for the year ended September 30, 1997. The marketing components of such costs during these periods amounted to $2,907,000, $630,000, $1,877,000 and $1,223,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

      During the year ended September 30, 1997, the Company sold one bond with a book value of $2,072,000 to SunAmerica. The Company recorded a net gain of $83,000 on the transaction.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers, LLP
Los Angeles, California
March 3, 2000

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999



                                                                               Government International
                                         Capital                    Natural           and   Diversified        Global    Aggressive
                                    Appreciation        Growth    Resources  Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------   -----------   ---------- -------------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $43,525,781   $17,759,531   $1,874,071   $11,220,079   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value                     0             0            0             0    15,320,573    12,867,520    21,086,292

Liabilities                                    0             0            0             0             0             0             0
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Net Assets                           $43,525,781   $17,759,531   $1,874,071   $11,220,079   $15,320,573   $12,867,520   $21,086,292
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========

Accumulation units outstanding         1,008,089       544,578      149,945       844,907       905,352       484,217       867,740
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========

Unit value of accumulation units     $     43.17   $     32.61   $    12.50   $     13.28   $     16.92   $     26.57   $     24.30
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                                                                     MFS
                                         Venture    Federated        Putnam      Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth        Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value            66,104,260    9,501,613    27,574,234    10,538,383    97,332,209    62,282,825    20,805,498

Liabilities                                    0            0             0             0             0             0             0
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Net Assets                           $66,104,260   $9,501,613   $27,574,234   $10,538,383   $97,332,209   $62,282,825   $20,805,498
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

Accumulation units outstanding         2,370,974      562,638       870,842       445,395     2,004,501     1,734,522     1,050,186
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

Unit value of accumulation units     $     27.88   $    16.89   $     31.67   $     23.67   $     48.56   $     35.91   $     19.81
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                      SunAmerica          MFS                 Worldwide    High-Yield       Global    Corporate
                                        Balanced Total Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                     ----------- ------------   ----------  -----------   -----------   ----------   ----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $        0   $        0   $         0   $        0   $        0
  Investments in SunAmerica Series
    Trust, at market value            21,004,433    9,116,380    4,956,980    7,417,879    17,443,289    4,805,810    5,674,826

Liabilities                                    0            0            0            0             0            0            0
                                     -----------   ----------   ----------   ----------   -----------   ----------   ----------

Net Assets                           $21,004,433   $9,116,380   $4,956,980   $7,417,879   $17,443,289   $4,805,810   $5,674,826
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Accumulation units outstanding         1,067,349      490,051      328,240      472,561     1,172,818      341,155      451,341
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Unit value of accumulation units     $     19.69   $    18.60   $    15.11   $    15.70   $     14.87   $    14.09   $    12.76
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                  International                               "Dogs"         MFS
                                       Growth &     Emerging         Real    of Wall      Mid-Cap         Cash
                                         Income      Markets       Estate     Street       Growth    Management
                                      Portfolio    Portfolio    Portfolio  Portfolio    Portfolio     Portfolio          TOTAL
                                     ----------   ----------   ----------   --------   ----------   -----------   ------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $        0   $        0   $        0   $      0   $        0   $         0   $ 74,379,462
  Investments in SunAmerica Series
    Trust, at market value            7,209,207    3,730,983    1,302,837    210,960    1,447,344    12,566,016    440,300,351

Liabilities                                   0            0            0          0            0             0              0
                                     ----------   ----------   ----------   --------   ----------   -----------   ------------
Net Assets                           $7,209,207   $3,730,983   $1,302,837   $210,960   $1,447,344   $12,566,016   $514,679,813
                                     ==========   ==========   ==========   ========   ==========   ===========   ============

Accumulation units outstanding          512,671      346,205      146,237     23,471       88,761     1,022,344
                                     ==========   ==========   ==========   ========   ==========   ===========

Unit value of accumulation units     $    14.07   $    10.77   $     8.91   $   8.99   $    16.31   $     12.25
                                     ==========   ==========   ==========   ========   ==========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999


                                                                                Government International
                                           Capital                   Natural           and   Diversified       Global   Aggressive
                                      Appreciation        Growth   Resources  Quality Bond      Equities     Equities       Growth
                                         Portfolio     Portfolio   Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                      ------------   -----------  ----------  ------------ -------------  -----------  -----------
Assets:
  Investments in Anchor Series
    Trust, at market value             $35,652,332   $16,151,495  $1,659,358   $10,939,968   $         0  $         0  $         0
    Investments in SunAmerica Series
      Trust, at market value                     0             0           0             0    14,267,667   11,170,312   15,316,811

Liabilities                                      0             0           0             0             0            0            0
                                       -----------   -----------  ----------   -----------   -----------  -----------  -----------
Net Assets                             $35,652,332   $16,151,495  $1,659,358   $10,939,968   $14,267,667  $11,170,312  $15,316,811
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========


Accumulation units outstanding             979,651       543,129     145,614       817,993       921,115      461,621      805,328
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========

Unit value of accumulation units       $     36.39   $     29.74  $    11.40   $     13.37   $     15.49  $     24.20  $     19.02
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                                    MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   ----------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $         0   $        0   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value            62,795,720    9,125,265    23,476,467    9,704,314    84,270,036    55,594,028    19,895,410

Liabilities                                    0            0             0            0             0             0             0
                                     -----------   ----------   -----------   ----------   -----------   -----------   -----------
Net Assets                           $62,795,720   $9,125,265   $23,476,467   $9,704,314   $84,270,036   $55,594,028   $19,895,410
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========

Accumulation units outstanding         2,363,904      555,385       828,070      430,432     1,901,945     1,679,055     1,041,762
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========

Unit value of accumulation units     $     26.57   $    16.43   $     28.36   $    22.55   $     44.31   $     33.11   $     19.10
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                         MFS
                                      SunAmerica        Total                 Worldwide    High-Yield       Global    Corporate
                                        Balanced       Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                     -----------   ----------   ----------  -----------   -----------   ----------   ----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $        0   $        0   $         0   $        0   $        0
  Investments in SunAmerica Series
    Trust, at market value            18,282,476    8,592,381    4,674,319    7,281,716    14,804,931    4,682,824    5,582,199

Liabilities                                    0            0            0            0             0            0            0
                                     -----------   ----------   ----------   ----------   -----------   ----------   ----------
Net Assets                           $18,282,476   $8,592,381   $4,674,319   $7,281,716   $14,804,931   $4,682,824   $5,582,199
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Accumulation units outstanding         1,003,514      464,535      308,375      478,116     1,006,610      331,825      443,122
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Unit value of accumulation units     $     18.23   $    18.50   $    15.16   $    15.23   $     14.71   $    14.11   $    12.78
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                  International                              "Dogs"       MFS
                                       Growth &     Emerging         Real   of Wall    Mid-Cap          Cash
                                         Income      Markets       Estate    Street     Growth    Management
                                      Portfolio    Portfolio    Portfolio Portfolio  Portfolio     Portfolio          TOTAL
                                     ----------   ----------   ---------- ---------  ---------   -----------   ------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $        0   $        0   $        0   $     0   $      0   $         0   $ 64,403,153
  Investments in SunAmerica Series
    Trust, at market value            6,362,057    2,919,924    1,193,513    72,578    927,604    12,282,449    393,275,001

Liabilities                                   0            0            0         0          0             0              0
                                     ----------   ----------   ----------   -------   --------   -----------   ------------
Net Assets                           $6,362,057   $2,919,924   $1,193,513   $72,578   $927,604   $12,282,449   $457,678,154
                                     ==========   ==========   ==========   =======   ========   ===========   ============

Accumulation units outstanding          475,183      324,647      140,396     7,956     65,176     1,003,095
                                     ==========   ==========   ==========   =======   ========   ===========

Unit value of accumulation units     $    13.40   $     8.99   $     8.50   $  9.12   $  14.23   $     12.20
                                     ==========   ==========   ==========   =======   ========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999


                                                                     Market Value               Market
Variable Accounts                                       Shares          Per Share                 Value                  Cost
-----------------                                    ---------       ------------          ------------          ------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                     763,284            $ 57.02          $ 43,525,781          $ 26,021,574
    Growth Portfolio                                   461,058              38.52            17,759,531            13,729,050
    Natural Resources Portfolio                        115,505              16.22             1,874,071             1,769,039
    Government and Quality Bond Portfolio              819,965              13.68            11,220,079            11,727,197
                                                                                           ------------          ------------
                                                                                             74,379,462            53,246,860
                                                                                           ------------          ------------
SUNAMERICA SERIES TRUST:
    International Diversified Equities Portfolio       957,673              16.00            15,320,573            11,492,916
    Global Equities Portfolio                          590,580              21.79            12,867,520             9,991,580
    Aggressive Growth Portfolio                        902,727              23.36            21,086,292            12,004,845
    Venture Value Portfolio                          2,467,229              26.79            66,104,260            49,884,512
    Federated Value Portfolio                          573,389              16.57             9,501,613             8,408,914
    Putnam Growth Portfolio                            978,287              28.19            27,574,234            20,415,441
    MFS Growth & Income Portfolio                      754,643              13.96            10,538,383            10,668,207
    Alliance Growth Portfolio                        2,536,640              38.37            97,332,209            70,097,402
    Growth-Income Portfolio                          1,912,095              32.57            62,282,825            45,556,942
    Asset Allocation Portfolio                       1,387,879              14.99            20,805,498            20,558,920
    SunAmerica Balanced Portfolio                    1,069,326              19.64            21,004,433            16,951,254
    MFS Total Return Portfolio                         637,081              14.31             9,116,380             9,044,161
    Utility Portfolio                                  344,728              14.38             4,956,980             4,805,210
    Worldwide High Income Portfolio                    697,188              10.64             7,417,879             7,680,624
    High-Yield Bond Portfolio                        1,663,657              10.48            17,443,289            18,177,152
    Global Bond Portfolio                              444,448              10.81             4,805,810             4,983,438
    Corporate Bond Portfolio                           510,161              11.12             5,674,826             5,841,927
    International Growth & Income Portfolio            559,093              12.89             7,209,207             6,931,633
    Emerging Markets Portfolio                         336,556              11.09             3,730,983             2,828,368
    Real Estate Portfolio                              147,845               8.81             1,302,837             1,513,557
    "Dogs" of Wall Street Portfolio                     23,554               8.96               210,960               214,184
    MFS Mid-Cap Growth Portfolio                        89,038              16.26             1,447,344             1,285,198
    Cash Management Portfolio                        1,154,303              10.89            12,566,016            12,468,030
                                                                                           ------------          ------------
                                                                                            440,300,351           351,804,415
                                                                                           ------------          ------------
                                                                                           $514,679,813          $405,051,275
                                                                                           ============          ============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999


                                                                    Market Value                Market
Variable Accounts                                       Shares         Per Share                 Value                  Cost
-----------------                                    ---------      ------------          ------------          ------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                     742,712           $ 48.00          $ 35,652,332          $ 24,806,625
    Growth Portfolio                                   460,426             35.08            16,151,495            13,600,364
    Natural Resources Portfolio                        112,314             14.77             1,659,358             1,717,717
    Government and Quality Bond Portfolio              794,871             13.76            10,939,968            11,402,947
                                                                                          ------------          ------------
                                                                                            64,403,153            51,527,653
                                                                                          ------------          ------------
SUNAMERICA SERIES TRUST:
    International Diversified Equities Portfolio       975,606             14.62            14,267,667            11,641,600
    Global Equities Portfolio                          563,751             19.81            11,170,312             9,406,104
    Aggressive Growth Portfolio                        838,884             18.26            15,316,811            10,638,753
    Venture Value Portfolio                          2,463,047             25.50            62,795,720            49,597,967
    Federated Value Portfolio                          566,729             16.10             9,125,265             8,293,395
    Putnam Growth Portfolio                            931,436             25.20            23,476,467            19,147,630
    MFS Growth & Income Portfolio                      730,220             13.29             9,704,314            10,338,694
    Alliance Growth Portfolio                        2,409,968             34.97            84,270,036            65,415,601
    Growth-Income Portfolio                          1,853,337             30.00            55,594,028            43,638,894
    Asset Allocation Portfolio                       1,378,526             14.43            19,895,410            20,417,823
    SunAmerica Balanced Portfolio                    1,006,634             18.16            18,282,476            15,743,183
    MFS Total Return Portfolio                         604,689             14.21             8,592,381             8,583,136
    Utility Portfolio                                  324,280             14.41             4,674,319             4,514,394
    Worldwide High Income Portfolio                    706,301             10.31             7,281,716             7,794,239
    High-Yield Bond Portfolio                        1,429,797             10.35            14,804,931            15,744,534
    Global Bond Portfolio                              432,849             10.82             4,682,824             4,861,199
    Corporate Bond Portfolio                           501,380             11.13             5,582,199             5,745,523
    International Growth & Income Portfolio            472,372             13.47             6,362,057             5,771,770
    Emerging Markets Portfolio                         316,007              9.24             2,919,924             2,610,698
    Real Estate Portfolio                              142,123              8.40             1,193,513             1,467,050
    "Dogs" of Wall Street Portfolio                      7,994              9.08                72,578                75,333
    MFS Mid-Cap Growth Portfolio                        64,531             14.37               927,604               903,918
    Cash Management Portfolio                        1,134,061             10.83            12,282,449            12,225,009
                                                                                          ------------          ------------
                                                                                           393,275,001           334,576,447
                                                                                          ------------          ------------
                                                                                          $457,678,154          $386,104,100
                                                                                          ============          ============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                             Government International
                                         Capital                   Natural          and   Diversified        Global    Aggressive
                                    Appreciation        Growth   Resources Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio   Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------    ----------    --------    ---------    ----------    ----------    ----------
Investment income:
  Dividends and capital
    gains distributions              $        --    $       --    $     --    $      --    $       --    $       --    $       --
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
        Total investment income                0             0           0            0             0             0             0
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Expenses:
    Mortality risk charge                (30,332)      (13,008)     (1,311)      (8,228)      (11,165)       (9,042)      (14,206)
    Guarantee death benefit charge        (4,044)       (1,734)       (175)      (1,097)       (1,489)       (1,206)       (1,894)
    Expense risk charge                  (11,796)       (5,059)       (510)      (3,200)       (4,342)       (3,516)       (5,524)
    Distribution expense charge           (5,056)       (2,168)       (218)      (1,372)       (1,860)       (1,507)       (2,368)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
        Total expenses                   (51,228)      (21,969)     (2,214)     (13,897)      (18,856)      (15,271)      (23,992)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net investment income (loss)             (51,228)      (21,969)     (2,214)     (13,897)      (18,856)      (15,271)      (23,992)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net realized gains (losses)
  from securities transactions:
    Proceeds from shares sold            338,756       507,979      22,795      429,387       591,582       171,196        80,862
    Cost of shares sold                 (212,371)     (408,407)    (23,402)    (448,192)     (471,781)     (143,729)      (46,442)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net realized gains (losses) from
    securities transactions              126,385        99,572        (607)     (18,805)      119,801        27,467        34,420
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period               10,845,707     2,551,131     (58,359)    (462,979)    2,626,067     1,764,208     4,678,058
    End of period                     17,504,207     4,030,481     105,032     (507,118)    3,827,657     2,875,940     9,081,447
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
Change in net unrealized
  appreciation/depreciation
  of investments                       6,658,500     1,479,350     163,391      (44,139)    1,201,590     1,111,732     4,403,389
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
Increase (decrease) in net
   assets from operations            $ 6,733,657    $1,556,953    $160,570    $ (76,841)   $1,302,535    $1,123,928    $4,413,817
                                     ===========    ==========    ========    =========    ==========    ==========    ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                                   MFS
                                       Venture     Federated        Putnam     Growth &       Alliance       Growth-         Asset
                                         Value         Value        Growth       Income         Growth        Income    Allocation
                                     Portfolio     Portfolio     Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                   -----------    ----------    ----------    ---------    -----------    -----------   ----------
Investment income:
  Dividends and capital
    gains distributions            $        --    $       --    $       --    $      --    $        --    $        --    $      --
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------
    Total investment income                  0             0             0            0              0              0            0
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Expenses:
  Mortality risk charge                (48,712)       (6,997)      (19,323)      (7,665)       (69,065)       (44,852)     (15,444)
  Guarantee death benefit charge        (6,495)         (933)       (2,576)      (1,022)        (9,209)        (5,980)      (2,059)
  Expense risk charge                  (18,944)       (2,721)       (7,515)      (2,981)       (26,859)       (17,442)      (6,006)
  Distribution expense charge           (8,118)       (1,166)       (3,221)      (1,278)       (11,510)        (7,476)      (2,574)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------
    Total expenses                     (82,269)      (11,817)      (32,635)     (12,946)      (116,643)       (75,750)     (26,083)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net investment income (loss)           (82,269)      (11,817)      (32,635)     (12,946)      (116,643)       (75,750)     (26,083)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold          747,968        69,584         6,562       78,624        264,332        339,865      206,195
    Cost of shares sold               (582,399)      (63,389)       (5,077)     (82,391)      (198,529)      (259,255)    (208,946)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net realized gains (losses) from
  securities transactions              165,569         6,195         1,485       (3,767)        65,803         80,610       (2,751)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period             13,197,753       831,870     4,328,837     (634,380)    18,854,435     11,955,134     (522,413)
    End of period                   16,219,748     1,092,699     7,158,793     (129,824)    27,234,807     16,725,883      246,578
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Change in net unrealized
  appreciation/depreciation
  of investments                     3,021,995       260,829     2,829,956      504,556      8,380,372      4,770,749      768,991
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Increase (decrease) in net
   assets from operations          $ 3,105,295    $  255,207    $2,798,806    $ 487,843    $ 8,329,532    $ 4,775,609    $ 740,157
                                   ===========    ==========    ==========    =========    ===========    ===========    =========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                      SunAmerica   MFS Total                 Worldwide   High-Yield       Global    Corporate
                                        Balanced      Return      Utility  High Income         Bond         Bond         Bond
                                       Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
Investment income:
  Dividends and capital
    gains distributions              $        --    $     --    $      --    $      --    $      --    $      --    $      --
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
    Total investment income                    0           0            0            0            0            0            0
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Expenses:
    Mortality risk charge                (14,964)     (6,712)      (3,625)      (5,591)     (12,699)      (3,567)      (4,265)
    Guarantee death benefit charge        (1,995)       (895)        (483)        (745)      (1,693)        (476)        (569)
    Expense risk charge                   (5,819)     (2,610)      (1,410)      (2,174)      (4,938)      (1,387)      (1,659)
    Distribution expense charge           (2,494)     (1,118)        (605)        (932)      (2,117)        (594)        (710)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
        Total expenses                   (25,272)    (11,335)      (6,123)      (9,442)     (21,447)      (6,024)      (7,203)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net investment income (loss)             (25,272)    (11,335)      (6,123)      (9,442)     (21,447)      (6,024)      (7,203)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             64,330      50,745       14,974      382,386      117,213       89,681       49,143
    Cost of shares sold                  (54,270)    (51,022)     (14,680)    (401,044)    (122,814)     (93,039)     (50,501)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net realized gains (losses) from
    securities transactions               10,060        (277)         294      (18,658)      (5,601)      (3,358)      (1,358)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                2,539,293       9,245      159,925     (512,523)    (939,603)    (178,375)    (163,324)
    End of period                      4,053,179      72,219      151,770     (262,745)    (733,863)    (177,628)    (167,101)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Change in net unrealized
  appreciation/depreciation
  of investments                       1,513,886      62,974       (8,155)     249,778      205,740          747       (3,777)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Increase (decrease) in net
  assets from operations             $ 1,498,674    $ 51,362    $ (13,984)   $ 221,678    $ 178,692    $  (8,635)   $ (12,338)
                                     ===========    ========    =========    =========    =========    =========    =========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                               International                               "Dogs"         MFS
                                    Growth &     Emerging         Real    of Wall      Mid-Cap           Cash
                                      Income      Markets       Estate     Street       Growth     Management
                                   Portfolio    Portfolio    Portfolio  Portfolio    Portfolio      Portfolio            TOTAL
                                   ---------    ---------    ---------  ---------    ---------    -----------    -------------
Investment income:
  Dividends and capital
    gains distributions            $ 635,245    $      --    $      --    $    --    $  18,924    $        --    $     654,169
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------
      Total investment income        635,245            0            0          0       18,924              0          654,169
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Expenses:
  Mortality risk charge               (5,179)      (2,540)        (923)      (120)        (872)        (8,814)        (369,221)
  Guarantee death benefit charge        (691)        (339)        (123)       (16)        (116)        (1,175)         (49,229)
  Expense risk charge                 (2,014)        (988)        (359)       (47)        (339)        (3,428)        (143,587)
  Distribution expense charge           (863)        (423)        (153)       (20)        (146)        (1,469)         (61,536)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------
        Total expenses                (8,747)      (4,290)      (1,558)      (203)      (1,473)       (14,886)        (623,573)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net investment income (loss)         626,498       (4,290)      (1,558)      (203)      17,451        (14,886)          30,596
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold         93,039       51,845       13,322      2,333       65,306      2,953,476        7,803,480
    Cost of shares sold              (81,466)     (41,171)     (16,558)    (2,441)     (58,227)    (2,934,356)      (7,075,899)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net realized gains (losses) from
  securities transactions             11,573       10,674       (3,236)      (108)       7,079         19,120          727,581
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net unrealized appreciation
 (depreciation) of investments:
    Beginning of period              590,287      309,226     (273,537)    (2,755)      23,686         57,440       71,574,054
    End of period                    277,574      902,615     (210,720)    (3,224)     162,146         97,986      109,628,538
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Change in net unrealized
  appreciation/depreciation
  of investments                    (312,713)     593,389       62,817       (469)     138,460         40,546       38,054,484
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Increase (decrease) in net
  assets from operations           $ 325,358    $ 599,773    $  58,023    $  (780)   $ 162,990    $    44,780    $  38,812,661
                                   =========    =========    =========    =======    =========    ===========    =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                              Government  International
                                         Capital                  Natural            and    Diversified        Global   Aggressive
                                    Appreciation       Growth   Resources   Quality Bond       Equities      Equities       Growth
                                       Portfolio    Portfolio   Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                    ------------   ----------   ---------   ------------  -------------   -----------   ----------
Investment income:
  Dividends and capital
    gains distributions              $ 1,361,110   $  925,021   $  20,151    $   665,054    $   272,136   $   727,643   $  943,475
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------
        Total investment income        1,361,110      925,021      20,151        665,054        272,136       727,643      943,475
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Expenses:
    Mortality risk charge               (232,308)    (112,617)    (12,167)       (93,149)      (116,757)      (79,858)     (95,114)
    Guarantee death benefit charge       (30,974)     (15,016)     (1,622)       (12,420)       (15,568)      (10,648)     (12,682)
    Expense risk charge                  (90,342)     (43,795)     (4,731)       (36,225)       (45,406)      (31,056)     (36,989)
    Distribution expense charge          (38,718)     (18,769)     (2,028)       (15,525)       (19,459)      (13,309)     (15,852)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------
        Total expenses                  (392,342)    (190,197)    (20,548)      (157,319)      (197,190)     (134,871)    (160,637)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net investment income (loss)             968,768      734,824        (397)       507,735         74,946       592,772      782,838
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold          2,361,829    1,012,160     430,778      5,333,553      3,036,315     2,303,417    1,300,534
    Cost of shares sold               (1,847,985)    (827,698)   (469,100)    (5,450,893)    (2,613,222)   (1,997,147)    (977,344)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net realized gains (losses) from
    securities transactions              513,844      184,462     (38,322)      (117,340)       423,093       306,270      323,190
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                1,147,845    1,078,339    (311,716)       103,019      1,321,865       555,769      838,530
    End of period                     10,845,707    2,551,131     (58,359)      (462,979)     2,626,067     1,764,208    4,678,058
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Change in net unrealized
  appreciation/depreciation
  of investments                       9,697,862    1,472,792     253,357       (565,998)     1,304,202     1,208,439    3,839,528
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Increase (decrease) in net
  assets from operations             $11,180,474   $2,392,078   $ 214,638    $  (175,603)   $ 1,802,241   $ 2,107,481   $4,945,556
                                     ===========   ==========   =========    ===========    ===========   ===========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                                   MFS
                                       Venture     Federated       Putnam     Growth &       Alliance       Growth-          Asset
                                         Value         Value       Growth       Income         Growth        Income     Allocation
                                     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio     Portfolio      Portfolio
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
Investment income:
  Dividends and capital
   gains distributions             $ 2,566,047    $  414,656   $  555,412   $1,445,235    $ 5,619,959   $ 2,197,259    $ 1,579,607
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
      Total investment income        2,566,047       414,656      555,412    1,445,235      5,619,959     2,197,259      1,579,607
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Expenses:
  Mortality risk charge               (520,153)      (76,078)    (142,147)     (55,023)      (541,352)     (353,952)      (172,385)
  Guarantee death benefit charge       (69,354)      (10,144)     (18,953)      (7,336)       (72,180)      (47,194)       (22,985)
  Expense risk charge                 (202,282)      (29,586)     (55,279)     (21,398)      (210,526)     (137,648)       (67,039)
  Distribution expense charge          (86,692)      (12,679)     (23,691)      (9,171)       (90,226)      (58,991)       (28,730)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
      Total expenses                  (878,481)     (128,487)    (240,070)     (92,928)      (914,284)     (597,785)      (291,139)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net investment income (loss)         1,687,566       286,169      315,342    1,352,307      4,705,675     1,599,474      1,288,468
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        3,149,130       670,651      896,675      606,129      2,979,571     1,893,475      3,305,010
    Cost of shares sold             (2,414,922)     (567,891)    (741,126)    (564,241)    (2,105,975)   (1,424,088)    (3,266,504)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net realized gains (losses) from
    securities transactions            734,208       102,760      155,549       41,888        873,596       469,387         38,506
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period              8,621,139     1,002,718    1,068,426      329,241      8,212,508     4,901,864       (114,863)
    End of period                   13,197,753       831,870    4,328,837     (634,380)    18,854,435    11,955,134       (522,413)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Change in net unrealized
  appreciation/depreciation
  of investments                     4,576,614      (170,848)   3,260,411     (963,621)    10,641,927     7,053,270       (407,550)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Increase (decrease) in net
  assets from operations           $ 6,998,388    $  218,081   $3,731,302   $  430,574    $16,221,198   $ 9,122,131    $   919,424
                                   ===========    ==========   ==========   ==========    ===========   ===========    ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                    SunAmerica   MFS Total                   Worldwide      High-Yield       Global      Corporate
                                      Balanced      Return      Utility    High Income            Bond         Bond           Bond
                                     Portfolio   Portfolio    Portfolio      Portfolio       Portfolio    Portfolio      Portfolio
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
Investment income:
  Dividends and capital
   gains distributions             $   230,302   $ 892,007    $ 242,631    $   712,440    $  1,271,674    $ 313,271    $   223,447
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
        Total investment income        230,302     892,007      242,631        712,440       1,271,674      313,271        223,447
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Expenses:
  Mortality risk charge               (103,094)    (58,472)     (36,758)       (58,099)       (132,668)     (36,630)       (43,523)
  Guarantee death benefit charge       (13,746)     (7,796)      (4,901)        (7,747)        (17,689)      (4,884)        (5,803)
  Expense risk charge                  (40,092)    (22,739)     (14,295)       (22,594)        (51,593)     (14,245)       (16,925)
  Distribution expense charge          (17,183)     (9,746)      (6,127)        (9,683)        (22,112)      (6,105)        (7,254)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
      Total expenses                  (174,115)    (98,753)     (62,081)       (98,123)       (224,062)     (61,864)       (73,505)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net investment income (loss)            56,187     793,254      180,550        614,317       1,047,612      251,407        149,942
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        1,078,827     277,324      348,400      4,411,112      11,170,218      575,408      1,144,658
    Cost of shares sold               (885,539)   (252,430)    (274,976)    (4,885,337)    (11,089,848)    (566,196)    (1,122,447)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net realized gains (losses) from
  securities transactions              193,288      24,894       73,424       (474,225)         80,370        9,212         22,211
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period              1,082,614     507,835      255,279     (1,087,572)       (349,291)     160,688        136,527
    End of period                    2,539,293       9,245      159,925       (512,523)       (939,603)    (178,375)      (163,324)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Change in net unrealized
  appreciation/depreciation
  of investments                     1,456,679    (498,590)     (95,354)       575,049        (590,312)    (339,063)      (299,851)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Increase (decrease) in net
  assets from operations           $ 1,706,154   $ 319,558    $ 158,620    $   715,141    $    537,670    $ (78,444)   $  (127,698)
                                   ===========   =========    =========    ===========    ============    =========    ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                 International                               "Dogs"        MFS
                                      Growth &     Emerging         Real    Wall of     Mid-Cap           Cash
                                        Income      Markets       Estate     Street      Growth      Management
                                     Portfolio    Portfolio    Portfolio  Portfolio   Portfolio       Portfolio           TOTAL
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
Investment income:
  Dividends and capital
    gains distributions            $    96,981    $   2,427    $  43,105    $    --    $     --    $    306,812    $ 23,627,862
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
        Total investment income         96,981        2,427       43,105          0           0         306,812      23,627,862
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Expenses:
  Mortality risk charge                (42,477)     (14,808)     (11,521)       (33)       (275)        (88,977)     (3,230,395)
  Guarantee death benefit charge        (5,664)      (1,974)      (1,536)        (4)        (37)        (11,864)       (430,721)
  Expense risk charge                  (16,519)      (5,759)      (4,480)       (13)       (107)        (34,602)     (1,256,265)
  Distribution expense charge           (7,079)      (2,468)      (1,920)        (5)        (45)        (14,830)       (538,397)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
      Total expenses                   (71,739)     (25,009)     (19,457)       (55)       (464)       (150,273)     (5,455,778)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net investment income (loss)            25,242      (22,582)      23,648        (55)       (464)        156,539      18,172,084
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        1,935,185      520,369      688,941      5,780         146      23,698,036      75,133,631
    Cost of shares sold             (1,787,758)    (522,787)    (739,839)    (5,937)       (136)    (23,529,326)    (70,930,692)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net realized gains (losses) from
    securities transactions            147,427       (2,418)     (50,898)      (157)         10         168,710       4,202,939
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                (22,081)    (355,199)    (131,959)         0           0          71,005      29,022,530
    End of period                      590,287      309,226     (273,537)    (2,755)     23,686          57,440      71,574,054
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Change in net unrealized
  appreciation/depreciation
  of investments                       612,368      664,425     (141,578)    (2,755)     23,686         (13,565)     42,551,524
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Increase (decrease) in net
  assets from operations           $   785,037    $ 639,425    $(168,828)   $(2,967)   $ 23,232    $    311,684    $ 64,926,547
                                   ===========    =========    =========    =======    ========    ============    ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                             Government  International
                                        Capital                  Natural            and    Diversified        Global    Aggressive
                                   Appreciation       Growth   Resources   Quality Bond       Equities      Equities        Growth
                                      Portfolio    Portfolio   Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                   ------------  -----------  ----------   ------------  -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   (51,228) $   (21,969) $   (2,214)   $   (13,897)   $   (18,856)  $   (15,271)  $   (23,992)
  Net realized gains (losses)
    from securities transactions        126,385       99,572        (607)       (18,805)       119,801        27,467        34,420
  Change in net unrealized
    appreciation/depreciation of
    investments                       6,658,500    1,479,350     163,391        (44,139)     1,201,590     1,111,732     4,403,389
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

    Increase (decrease) in net
      assets from operations          6,733,657    1,556,953     160,570        (76,841)     1,302,535     1,123,928     4,413,817
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

From capital transactions:
  Net proceeds from units sold        1,182,326      556,828      70,089        759,199        198,619       471,700       718,519
  Cost of units redeemed               (329,250)    (167,463)    (10,799)       (69,718)      (217,653)      (43,457)      (35,145)
  Net transfers                         286,716     (338,282)     (5,147)      (332,529)      (230,595)      145,037       672,290
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

    Increase (decrease) in net
      assets from capital
      transactions                    1,139,792       51,083      54,143        356,952       (249,629)      573,280     1,355,664
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Increase (decrease) in net assets     7,873,449    1,608,036     214,713        280,111      1,052,906     1,697,208     5,769,481
Net assets at beginning of period    35,652,332   16,151,495   1,659,358     10,939,968     14,267,667    11,170,312    15,316,811
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------
Net assets at end of period         $43,525,781  $17,759,531  $1,874,071    $11,220,079    $15,320,573   $12,867,520   $21,086,292
                                    ===========  ===========  ==========    ===========    ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             28,996       17,651       5,780         56,923         12,275        18,619        31,967
  Units redeemed                         (8,411)      (5,376)       (938)        (5,220)       (13,798)       (1,762)       (1,656)
  Units transferred                       7,853      (10,826)       (511)       (24,789)       (14,240)        5,739        32,101
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Increase (decrease) in units
  outstanding                            28,438        1,449       4,331         26,914        (15,763)       22,596        62,412
Beginning units                         979,651      543,129     145,614        817,993        921,115       461,621       805,328
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Ending units                          1,008,089      544,578     149,945        844,907        905,352       484,217       867,740
                                    ===========  ===========  ==========    ===========    ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                                      MFS
                                         Venture    Federated        Putnam      Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth        Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $   (82,269)  $  (11,817)  $   (32,635)  $   (12,946)  $  (116,643)  $   (75,750)  $   (26,083)
  Net realized gains (losses)
    from securities transactions         165,569        6,195         1,485        (3,767)       65,803        80,610        (2,751)
  Change in net unrealized
    appreciation/depreciation of
    investments                        3,021,995      260,829     2,829,956       504,556     8,380,372     4,770,749       768,991
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in net
      assets from operations           3,105,295      255,207     2,798,806       487,843     8,329,532     4,775,609       740,157
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

From capital transactions:
  Net proceeds from units sold           961,064      123,368     1,148,731       415,346     4,080,702     2,234,404       287,760
  Cost of units redeemed                (407,481)     (62,567)     (106,208)      (51,080)     (367,314)     (346,978)     (131,033)
  Net transfers                         (350,338)      60,340       256,438       (18,040)    1,019,253        25,762        13,204
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in net
      assets from capital
      transactions                       203,245      121,141     1,298,961       346,226     4,732,641     1,913,188       169,931
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets      3,308,540      376,348     4,097,767       834,069    13,062,173     6,688,797       910,088
Net assets at beginning of period     62,795,720    9,125,265    23,476,467     9,704,314    84,270,036    55,594,028    19,895,410
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period          $66,104,260   $9,501,613   $27,574,234   $10,538,383   $97,332,209   $62,282,825   $20,805,498
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                              35,399        7,437        37,637        18,017        88,009        64,711        14,632
  Units redeemed                         (15,240)      (3,791)       (3,577)       (2,231)       (8,052)      (10,186)       (6,759)
  Units transferred                      (13,089)       3,607         8,712          (823)       22,599           942           551
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in units
  outstanding                              7,070        7,253        42,772        14,963       102,556        55,467         8,424
Beginning units                        2,363,904      555,385       828,070       430,432     1,901,945     1,679,055     1,041,762
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Ending units                           2,370,974      562,638       870,842       445,395     2,004,501     1,734,522     1,050,186
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                     SunAmerica     MFS Total                   Worldwide    High-Yield       Global    Corporate
                                       Balanced        Return       Utility   High Income          Bond         Bond         Bond
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   (25,272)  $   (11,335)  $    (6,123)  $    (9,442)  $   (21,447)  $   (6,024)  $   (7,203)
  Net realized gains (losses)
    from securities transactions         10,060          (277)          294       (18,658)       (5,601)      (3,358)      (1,358)
  Change in net unrealized
    appreciation/depreciation of
    investments                       1,513,886        62,974        (8,155)      249,778       205,740          747       (3,777)
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

    Increase (decrease) in net
      assets from operations          1,498,674        51,362       (13,984)      221,678       178,692       (8,635)     (12,338)
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

From capital transactions:
  Net proceeds from units sold        1,419,852       428,073       295,194        47,758       190,170      202,829      108,799
  Cost of units redeemed               (108,046)      (55,520)       (7,717)      (25,876)      (67,992)     (77,073)      (8,664)
  Net transfers                         (88,523)      100,084         9,168      (107,397)    2,337,488        5,865        4,830
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

    Increase (decrease) in net
      assets from capital
      transactions                    1,223,283       472,637       296,645       (85,515)    2,459,666      131,621      104,965
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Increase (decrease) in net assets     2,721,957       523,999       282,661       136,163     2,638,358      122,986       92,627
Net assets at beginning of period    18,282,476     8,592,381     4,674,319     7,281,716    14,804,931    4,682,824    5,582,199
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------
Net assets at end of period         $21,004,433   $ 9,116,380   $ 4,956,980   $ 7,417,879   $17,443,289   $4,805,810   $5,674,826
                                    ===========   ===========   ===========   ===========   ===========   ==========   ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             74,273        23,133        19,767         2,907        12,825       14,376        8,514
  Units redeemed                         (5,723)       (3,025)         (515)       (1,673)       (4,595)      (5,463)        (677)
  Units transferred                      (4,715)        5,408           613        (6,789)      157,978          417          382
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Increase (decrease) in units
  outstanding                            63,835        25,516        19,865        (5,555)      166,208        9,330        8,219
Beginning units                       1,003,514       464,535       308,375       478,116     1,006,610      331,825      443,122
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Ending units                          1,067,349       490,051       328,240       472,561     1,172,818      341,155      451,341
                                    ===========   ===========   ===========   ===========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                  International                                  "Dogs"           MFS
                                       Growth &      Emerging          Real     of Wall       Mid-Cap           Cash
                                         Income       Markets        Estate      Street        Growth     Management
                                      Portfolio     Portfolio     Portfolio   Portfolio     Portfolio      Portfolio          TOTAL
                                  -------------   -----------   -----------   ---------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   626,498   $    (4,290)  $    (1,558)  $    (203)  $    17,451   $    (14,886)  $     30,596
  Net realized gains (losses)
    from securities transactions         11,573        10,674        (3,236)       (108)        7,079         19,120        727,581
  Change in net unrealized
    appreciation/depreciation of
    investments                        (312,713)      593,389        62,817        (469)      138,460         40,546     38,054,484
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

    Increase (decrease) in net
      assets from operations            325,358       599,773        58,023        (780)      162,990         44,780     38,812,661
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

From capital transactions:
  Net proceeds from units sold          321,291       226,527        43,595     128,166       174,073      1,672,118     18,467,100
  Cost of units redeemed                (18,796)      (10,883)       (1,788)       (568)          (37)      (120,392)    (2,849,498)
  Net transfers                         219,297        (4,358)        9,494      11,564       182,714     (1,312,939)     2,571,396
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

    Increase (decrease) in net
      assets from capital
      transactions                      521,792       211,286        51,301     139,162       356,750        238,787     18,188,998
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

Increase (decrease) in net assets       847,150       811,059       109,324     138,382       519,740        283,567     57,001,659
Net assets at beginning of period     6,362,057     2,919,924     1,193,513      72,578       927,604     12,282,449    457,678,154
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------
Net assets at end of period         $ 7,209,207   $ 3,730,983   $ 1,302,837   $ 210,960   $ 1,447,344   $ 12,566,016   $514,679,813
                                    ===========   ===========   ===========   =========   ===========   ============   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             23,021        22,722         5,101      14,286        11,043        136,713
  Units redeemed                         (1,370)       (1,174)         (212)        (63)           (2)        (9,859)
  Units transferred                      15,837            10           952       1,292        12,544       (107,605)
                                    -----------   -----------   -----------   ---------   -----------   ------------

Increase (decrease) in units
  outstanding                            37,488        21,558         5,841      15,515        23,585         19,249
Beginning units                         475,183       324,647       140,396       7,956        65,176      1,003,095
                                    -----------   -----------   -----------   ---------   -----------   ------------

Ending units                            512,671       346,205       146,237      23,471        88,761      1,022,344
                                    ===========   ===========   ===========   =========   ===========   ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                               Government International
                                         Capital                    Natural           and   Diversified        Global    Aggressive
                                    Appreciation        Growth    Resources  Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    968,768  $    734,824  $      (397) $    507,735  $     74,946  $    592,772  $    782,838
   Net realized gains (losses) from
    securities transactions              513,844       184,462      (38,322)     (117,340)      423,093       306,270       323,190
   Change in net unrealized
    appreciation/depreciation of
    investments                        9,697,862     1,472,792      253,357      (565,998)    1,304,202     1,208,439     3,839,528
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations        11,180,474     2,392,078      214,638      (175,603)    1,802,241     2,107,481     4,945,556
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold        4,396,408     3,067,756      200,248     2,844,016     1,347,292     1,839,879     2,556,481
   Cost of units redeemed             (1,223,734)     (485,398)     (63,356)     (611,875)     (621,833)     (493,870)     (509,416)
   Net transfers                       2,224,602     1,724,554      281,740       322,328      (496,446)     (285,700)    1,247,823
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                   5,397,276     4,306,912      418,632     2,554,469       229,013     1,060,309     3,294,888
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets     16,577,750     6,698,990      633,270     2,378,866     2,031,254     3,167,790     8,240,444
Net assets at beginning of period     19,074,582     9,452,505    1,026,088     8,561,102    12,236,413     8,002,522     7,076,367
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net assets at end of period         $ 35,652,332  $ 16,151,495  $ 1,659,358  $ 10,939,968  $ 14,267,667  $ 11,170,312  $ 15,316,811
                                    ============  ============  ===========  ============  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            144,596       110,203       17,632       212,190        94,873        84,551       161,749
   Units redeemed                        (42,297)      (17,795)      (6,098)      (45,224)      (43,819)      (23,448)      (32,368)
   Units transferred                      73,294        63,527       23,775        24,449       (33,987)      (16,138)       79,469
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             175,593       155,935       35,309       191,415        17,067        44,965       208,850
Beginning units                          804,058       387,194      110,305       626,578       904,048       416,656       596,478
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Ending units                             979,651       543,129      145,614       817,993       921,115       461,621       805,328
                                    ============  ============  ===========  ============  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)



                                                                                     MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  1,687,566  $   286,169  $    315,342  $ 1,352,307  $  4,705,675  $  1,599,474  $  1,288,468
   Net realized gains (losses) from
    securities transactions              734,208      102,760       155,549       41,888       873,596       469,387        38,506
   Change in net unrealized
    appreciation/depreciation of
    investments                        4,576,614     (170,848)    3,260,411     (963,621)   10,641,927     7,053,270      (407,550)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations         6,998,388      218,081     3,731,302      430,574    16,221,198     9,122,131       919,424
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold        6,915,003    1,404,033     6,745,941    4,299,352    19,788,323    15,135,510     2,729,069
   Cost of units redeemed             (2,642,692)    (354,276)     (626,195)    (176,730)   (2,985,661)   (1,465,455)   (1,148,046)
   Net transfers                       1,308,016      717,611     3,069,173    1,227,250    12,676,479     6,258,088    (1,158,630)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                   5,580,327    1,767,368     9,188,919    5,349,872    29,479,141    19,928,143       422,393
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets     12,578,715    1,985,449    12,920,221    5,780,446    45,700,339    29,050,274     1,341,817
Net assets at beginning of period     50,217,005    7,139,816    10,556,246    3,923,868    38,569,697    26,543,754    18,553,593
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of period         $ 62,795,720  $ 9,125,265  $ 23,476,467  $ 9,704,314  $ 84,270,036  $ 55,594,028  $ 19,895,410
                                    ============  ===========  ============  ===========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            267,228       84,344       258,838      191,987       483,986       491,181       146,690
   Units redeemed                       (101,509)     (21,355)      (23,483)      (7,736)      (72,730)      (47,537)      (61,403)
   Units transferred                      48,666       42,258       119,189       54,419       315,108       202,928       (61,875)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             214,385      105,247       354,544      238,670       726,364       646,572        23,412
Beginning units                        2,149,519      450,138       473,526      191,762     1,175,581     1,032,483     1,018,350
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Ending units                           2,363,904      555,385       828,070      430,432     1,901,945     1,679,055     1,041,762
                                    ============  ===========  ============  ===========  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                      SunAmerica    MFS Total                 Worldwide    High-Yield       Global    Corporate
                                        Balanced       Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $     56,187  $   793,254  $   180,550  $   614,317  $  1,047,612  $   251,407  $   149,942
   Net realized gains (losses) from
    securities transactions              193,288       24,894       73,424     (474,225)       80,370        9,212       22,211
   Change in net unrealized
    appreciation/depreciation of
    investments                        1,456,679     (498,590)     (95,354)     575,049      (590,312)    (339,063)    (299,851)
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations         1,706,154      319,558      158,620      715,141       537,670      (78,444)    (127,698)
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold        6,390,363    2,494,548    1,133,139      903,366     1,565,282    1,082,391    1,072,499
   Cost of units redeemed               (679,177)    (234,253)    (745,338)    (329,404)     (725,239)    (263,206)    (252,048)
   Net transfers                       3,567,586    1,211,053      487,967     (335,748)   (2,098,090)     237,180      503,077
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                   9,278,772    3,471,348      875,768      238,214    (1,258,047)   1,056,365    1,323,528
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets     10,984,926    3,790,906    1,034,388      953,355      (720,377)     977,921    1,195,830
Net assets at beginning of period      7,297,550    4,801,475    3,639,931    6,328,361    15,525,308    3,704,903    4,386,369
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 18,282,476  $ 8,592,381  $ 4,674,319  $ 7,281,716  $ 14,804,931  $ 4,682,824  $ 5,582,199
                                    ============  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            367,902      134,140       75,486       64,615       107,370       76,602       90,038
   Units redeemed                        (38,568)     (12,620)     (49,641)     (23,258)      (49,568)     (18,356)     (19,585)
   Units transferred                     206,453       65,075       32,482      (29,474)     (140,242)      16,320       39,159
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                             535,787      186,595       58,327       11,883       (82,440)      74,566      109,612
Beginning units                          467,727      277,940      250,048      466,233     1,089,050      257,259      333,510
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                           1,003,514      464,535      308,375      478,116     1,006,610      331,825      443,122
                                    ============  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                   International                              "Dogs" of         MFS
                                        Growth &      Emerging          Real       Wall     Mid-Cap          Cash
                                          Income       Markets        Estate     Street      Growth     Management
                                       Portfolio     Portfolio     Portfolio  Portfolio   Portfolio      Portfolio           TOTAL
                                   -------------   -----------   -----------   --------   ---------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $    25,242   $   (22,582)  $    23,648   $    (55)  $    (464)  $    156,539   $  18,172,084
   Net realized gains (losses) from
    securities transactions              147,427        (2,418)      (50,898)      (157)         10        168,710       4,202,939
   Change in net unrealized
    appreciation/depreciation of
    investments                          612,368       664,425      (141,578)    (2,755)     23,686        (13,565)     42,551,524
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

       Increase (decrease) in net
        assets from operations           785,037       639,425      (168,828)    (2,967)     23,232        311,684      64,926,547
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

From capital transactions:
   Net proceeds from units sold        1,312,819       750,424       166,442     11,984      73,969      6,322,984      96,549,521
   Cost of units redeemed               (207,120)     (140,331)     (124,260)         0         (33)    (2,240,181)    (19,349,127)
   Net transfers                       1,020,812       561,863        19,446     63,561     830,436        638,480      35,824,511
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

       Increase (decrease) in net
        assets from capital
        transactions                   2,126,511     1,171,956        61,628     75,545     904,372      4,721,283     113,024,905
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

Increase (decrease) in net assets      2,911,548     1,811,381      (107,200)    72,578     927,604      5,032,967     177,951,452
Net assets at beginning of period      3,450,509     1,108,543     1,300,713          0           0      7,249,482     279,726,702
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------
Net assets at end of period          $ 6,362,057   $ 2,919,924   $ 1,193,513   $ 72,578   $ 927,604   $ 12,282,449   $ 457,678,154
                                     ===========   ===========   ===========   ========   =========   ============   =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            101,430        92,737        17,918      1,273       5,150        519,559
   Units redeemed                        (16,492)      (17,433)      (12,687)         0          (2)      (185,958)
   Units transferred                      80,944        68,707         2,396      6,683      60,028         56,596
                                     -----------   -----------   -----------   --------   ---------   ------------

Increase (decrease) in units
 outstanding                             165,882       144,011         7,627      7,956      65,176        390,197
Beginning units                          309,301       180,636       132,769          0           0        612,898
                                     -----------   -----------   -----------   --------   ---------   ------------

Ending units                             475,183       324,647       140,396      7,956      65,176      1,003,095
                                     ===========   ===========   ===========   ========   =========   ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998

                                                                             Government International
                                         Capital                   Natural          and   Diversified       Global   Aggressive
                                    Appreciation       Growth    Resources Quality Bond      Equities     Equities       Growth
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  1,227,568  $   388,972  $     8,780  $   264,194  $    283,071  $   454,718  $   (94,874)
   Net realized gains (losses) from
    securities transactions               22,899      127,178     (110,450)      37,824       119,842       17,698       79,570
   Change in net unrealized
    appreciation/depreciation of
    investments                           85,950      658,358     (120,255)      97,568     1,122,315      240,160      229,945
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations         1,336,417    1,174,508     (221,925)     399,586     1,525,228      712,576      214,641
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold        4,942,068    3,304,666      176,293    1,853,388     1,547,510    1,473,684      894,970
   Cost of units redeemed               (787,591)    (207,547)    (131,515)    (292,304)     (560,675)    (345,876)    (269,338)
   Net transfers                       2,737,190    1,188,428      (49,918)   4,190,296       977,239      918,200      735,402
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                   6,891,667    4,285,547       (5,140)   5,751,380     1,964,074    2,046,008    1,361,034
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets      8,228,084    5,460,055     (227,065)   6,150,966     3,489,302    2,758,584    1,575,675
Net assets at beginning of period     10,846,498    3,992,450    1,253,153    2,410,136     8,747,111    5,243,938    5,500,692
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 19,074,582  $ 9,452,505  $ 1,026,088  $ 8,561,102  $ 12,236,413  $ 8,002,522  $ 7,076,367
                                    ============  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            212,499      144,681       16,267      139,202       118,796       80,590       77,340
   Units redeemed                        (34,848)      (9,137)     (11,605)     (22,362)      (42,877)     (18,942)     (22,932)
   Units transferred                     116,116       55,111       (6,866)     319,289        75,119       44,737       64,067
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                             293,767      190,655       (2,204)     436,129       151,038      106,385      118,475
Beginning units                          510,291      196,539      112,509      190,449       753,010      310,271      478,003
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                             804,058      387,194      110,305      626,578       904,048      416,656      596,478
                                    ============  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                     MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    723,947  $    21,897  $    806,116  $   478,189  $  1,670,147  $    527,209  $  1,331,861
   Net realized gains (losses) from
    securities transactions              264,654       49,179        53,163       24,267       297,229       237,467       (25,675)
   Change in net unrealized
    appreciation/depreciation of
    investments                        2,430,673      603,723       308,957          477     5,190,554     2,574,637    (1,331,054)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations         3,419,274      674,799     1,168,236      502,933     7,157,930     3,339,313       (24,868)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold       12,744,773    2,315,211     3,411,992      511,624     9,419,032     7,062,392     6,570,519
   Cost of units redeemed             (1,639,027)    (172,878)     (235,220)     (98,262)     (799,429)   (1,104,069)     (688,398)
   Net transfers                       5,353,688    1,347,230     1,928,117      281,207     6,141,424     4,096,692     2,231,029
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                  16,459,434    3,489,563     5,104,889      694,569    14,761,027    10,055,015     8,113,150
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets     19,878,708    4,164,362     6,273,125    1,197,502    21,918,957    13,394,328     8,088,282
Net assets at beginning of period     30,338,297    2,975,454     4,283,121    2,726,366    16,650,740    13,149,426    10,465,311
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of period         $ 50,217,005  $ 7,139,816  $ 10,556,246  $ 3,923,868  $ 38,569,697  $ 26,543,754  $ 18,553,593
                                    ============  ===========  ============  ===========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            560,919      153,801       163,068       27,206       317,332       295,954       354,848
   Units redeemed                        (73,088)     (11,603)      (11,582)      (5,052)      (27,392)      (47,211)      (37,538)
   Units transferred                     237,346       89,436        90,157       14,973       206,197       169,433       119,118
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             725,177      231,634       241,643       37,127       496,137       418,176       436,428
Beginning units                        1,424,342      218,504       231,883      154,635       679,444       614,307       581,922
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Ending units                           2,149,519      450,138       473,526      191,762     1,175,581     1,032,483     1,018,350
                                    ============  ===========  ============  ===========  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                     SunAmerica    MFS Total                 Worldwide   High-Yield        Global    Corporate
                                       Balanced       Return      Utility  High Income         Bond          Bond         Bond
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    58,747  $   363,935  $    30,073  $   605,767  $    545,909  $   172,264  $    61,460
   Net realized gains (losses) from
    securities transactions              37,278       38,763      103,393     (303,959)      136,518       26,630       22,213
   Change in net unrealized
    appreciation/depreciation of
    investments                         707,049       56,190      147,621   (1,355,041)     (963,961)      86,226       54,697
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations          803,074      458,888      281,087   (1,053,233)     (281,534)     285,120      138,370
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold       1,837,716      693,592      783,939    1,250,340     5,883,457      733,458    1,245,555
   Cost of units redeemed              (135,107)    (217,567)    (165,000)    (249,264)     (789,849)    (197,174)    (212,682)
   Net transfers                      1,611,937      301,720    1,976,425       (7,698)    2,681,671      939,270    1,698,553
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                  3,314,546      777,745    2,595,364      993,378     7,775,279    1,475,554    2,731,426
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets     4,117,620    1,236,633    2,876,451      (59,855)    7,493,745    1,760,674    2,869,796
Net assets at beginning of period     3,179,930    3,564,842      763,480    6,388,216     8,031,563    1,944,229    1,516,573
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 7,297,550  $ 4,801,475  $ 3,639,931  $ 6,328,361  $ 15,525,308  $ 3,704,903  $ 4,386,369
                                    ===========  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           126,475       42,526       56,431       78,429       389,088       52,795       96,678
   Units redeemed                        (9,360)     (13,558)     (11,921)     (16,000)      (51,770)     (14,515)     (16,575)
   Units transferred                    110,056       18,188      145,631        3,939       203,945       70,377      132,410
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                            227,171       47,156      190,141       66,368       541,263      108,657      212,513
Beginning units                         240,556      230,784       59,907      399,865       547,787      148,602      120,997
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                            467,727      277,940      250,048      466,233     1,089,050      257,259      333,510
                                    ===========  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                           International       Emerging            Real            Cash
                                         Growth & Income        Markets          Estate      Management
                                              Portfolio       Portfolio       Portfolio       Portfolio             TOTAL
                                            -----------     -----------     -----------     -----------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $   (24,230)    $    (6,903)    $    (5,395)    $   113,716     $  10,007,138
   Net realized gains (losses) from
    securities transactions                      18,562         (53,935)        (21,251)         16,732         1,215,789
   Change in net unrealized
    appreciation/depreciation of
    investments                                  (9,413)       (183,604)       (167,462)         45,324        10,509,634
                                            -----------     -----------     -----------     -----------     -------------

       Increase (decrease) in net
        assets from operations                  (15,081)       (244,442)       (194,108)        175,772        21,732,561
                                            -----------     -----------     -----------     -----------     -------------

From capital transactions:
   Net proceeds from units sold               1,737,790         450,479         600,695       4,749,901        76,195,044
   Cost of units redeemed                       (87,937)        (96,180)        (85,904)       (553,170)      (10,121,963)
   Net transfers                                924,651         318,627         335,065         228,417        43,084,862
                                            -----------     -----------     -----------     -----------     -------------

       Increase (decrease) in net assets
        from capital transactions             2,574,504         672,926         849,856       4,425,148       109,157,943
                                            -----------     -----------     -----------     -----------     -------------

Increase (decrease) in net assets             2,559,423         428,484         655,748       4,600,920       130,890,504
Net assets at beginning of period               891,086         680,059         644,965       2,648,562       148,836,198
                                            -----------     -----------     -----------     -----------     -------------
Net assets at end of period                 $ 3,450,509     $ 1,108,543     $ 1,300,713     $ 7,249,482     $ 279,726,702
                                            ===========     ===========     ===========     ===========     =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   149,664          63,238          54,654         408,341
   Units redeemed                                (7,585)        (11,785)         (7,748)        (47,629)
   Units transferred                             80,974          43,870          29,484          20,512
                                            -----------     -----------     -----------     -----------

Increase (decrease) in units
 outstanding                                    223,053          95,323          76,390         381,224
Beginning units                                  86,248          85,313          56,379         231,674
                                            -----------     -----------     -----------     -----------

Ending units                                    309,301         180,636         132,769         612,898
                                            ===========     ===========     ===========     ===========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of twenty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-seven Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the twenty-seven individual funds were as follows: October 19, 1999 for the "Dogs" of Wall Street and MFS Mid-Cap Growth Portfolios; June 12, 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio; June 2, 1997 for the Real Estate Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Utility Portfolios; May 30, 1995 for the Natural Resources Portfolio; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for MFS Total Return and High-Yield Bond Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 27, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities, Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Venture Value, Putnam Growth, MFS Growth & Income and Alliance Growth Portfolios.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

        Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

        The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The MFS GROWTH AND INCOME PORTFOLIO (PREVIOUSLY KNOWN AS GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The MFS TOTAL RETURN PORTFOLIO (PREVIOUSLY KNOWN AS BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

        The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies, generally with market capitalizations between $1 billion and $5 billion, that its Subadviser believes have above-average growth potential.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                      Year Since Purchase                  Applicable Withdrawal
                           Payment                           Charge Percentage
                      -------------------                  ---------------------
                      First                                          7%
                      Second                                         6%
                      Third                                          5%
                      Fourth                                         4%
                      Fifth                                          3%
                      Sixth                                          2%
                      Seventh                                        1%
                      Eighth and beyond                              0%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        CHARGES AND DEDUCTIONS (continued)


        CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

        TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

        The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           -----------------                             --------------         -------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                  $  1,427,320           $  338,756
           Growth Portfolio                                     537,093              507,979
           Natural Resources Portfolio                           74,724               22,795
           Government and Quality Bond Portfolio                772,442              429,387

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio         323,097              591,582
           Global Equities Portfolio                            729,205              171,196
           Aggressive Growth Portfolio                        1,412,534               80,862
           Venture Value Portfolio                              868,944              747,968
           Federated Value Portfolio                            178,908               69,584
           Provident Growth Portfolio                         1,272,888                6,562
           MFS Growth & Income Portfolio                        411,904               78,624
           Alliance Growth Portfolio                          4,880,330              264,332
           Growth-Income Portfolio                            2,177,303              339,865
           Asset Allocation Portfolio                           350,043              206,195
           SunAmerica Balanced Portfolio                      1,262,341               64,330
           MFS Total Return Portfolio                           512,047               50,745
           Utility Portfolio                                    305,496               14,974
           Worldwide High Income Portfolio                      287,429              382,386
           High-Yield Bond Portfolio                          2,555,432              117,213
           Global Bond Portfolio                                215,278               89,681
           Corporate Bond Portfolio                             146,905               49,143
           International Growth & Income Portfolio            1,241,329               93,039
           Emerging Markets Portfolio                           258,841               51,845
           Real Estate Portfolio                                 63,065               13,322
           "Dogs" of Wall Street Portfolio                      141,292                2,333
           MFS Mid-Cap Growth Portfolio                         439,507               65,306
           Cash Management Portfolio                          3,177,377            2,953,476

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

        The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           -----------------                             --------------         -------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                  $  8,727,873         $  2,361,829
           Growth Portfolio                                   6,053,896            1,012,160
           Natural Resources Portfolio                          849,013              430,778
           Government and Quality Bond Portfolio              8,395,757            5,333,553

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio       3,340,274            3,036,315
           Global Equities Portfolio                          3,956,498            2,303,417
           Aggressive Growth Portfolio                        5,378,260            1,300,534
           Venture Value Portfolio                           10,417,023            3,149,130
           Federated Value Portfolio                          2,724,188              670,651
           Provident Growth Portfolio                        10,400,936              896,675
           MFS Growth & Income Portfolio                      7,308,308              606,129
           Alliance Growth Portfolio                         37,164,387            2,979,571
           Growth-Income Portfolio                           23,421,092            1,893,475
           Asset Allocation Portfolio                         5,015,871            3,305,010
           SunAmerica Balanced Portfolio                     10,413,786            1,078,827
           MFS Total Return Portfolio                         4,541,926              277,324
           Utility Portfolio                                  1,404,718              348,400
           Worldwide High Income Portfolio                    5,263,643            4,411,112
           High-Yield Bond Portfolio                         10,959,783           11,170,218
           Global Bond Portfolio                              1,883,180              575,408
           Corporate Bond Portfolio                           2,618,128            1,144,658
           International Growth & Income Portfolio            4,086,938            1,935,185
           Emerging Markets Portfolio                         1,669,743              520,369
           Real Estate Portfolio                                774,217              688,941
           "Dogs" of Wall Street Portfolio                       81,270                5,780
           MFS Mid-Cap Growth Portfolio                         904,054                  146
           Cash Management Portfolio                         28,575,858           23,698,036

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

5.      FISCAL YEAR CHANGE

        Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements included the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

        Results for the comparable prior period are summarized below.

                                                                One Month Ended
                                                               December 31, 1998
                                                               -----------------
          Investment income                                       $    67,783

          Net investment income (loss)                               (303,854)

          Net realized gains (losses)
          from securities transactions                                 34,977

          Change in net unrealized appreciation (depreciation)
          of investments                                           16,953,775
                                                                  -----------
          Increase (decrease) in net assets from operations       $16,684,898
                                                                  ===========

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------
               The following financial statements are included in Part B of the Registration Statement:


               Audited financial statements of First SunAmerica Life Insurance Company as of December 31, 1999, December 31, 1998 and September 30, 19998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998.



               Audited Financial Statements of FS Variable Separate Account for the one month ended December 31, 1999 and for each of the two fiscal years in the period ended November 30, 1999.


(b)    Exhibits
 ----------------
(1)     Resolutions Establishing Separate Account......***
(2)     Custody Agreements ............................**
(3)     (a) Distribution Contract......................***
        (b) Selling Agreement..........................***
(4)     Variable Annuity Contract......................****
(5)     Application for Contract.......................****
(6)     Depositor - Corporate Documents
        (a)    Certificate of Incorporation ...........***
        (b)    By-Laws.................................***
(7)     Reinsurance Contract ..........................**
(8)     Fund Participation Agreement...................***
(9)     Opinion of Counsel.............................***
        Consent of Counsel.............................***
(10)    Consent of Independent Accountants.............*
(11)    Financial Statements Omitted from Item 23......**
(12)    Initial Capitalization Agreement...............**
(13)    Performance Computations ......................**
(14)    Diagram and Listing of All Persons Directly or
        Indirectly Controlled By or Under Common
        Control With First SunAmerica Life Insurance
        Company, the Depositor of Registrant...........*
(15)    Powers of Attorney.............................*

               *     Filed Herewith
               **    Not Applicable
               ***   Filed January 30, 1998, Post-Effective Amendments 5 and 7
                     to this Registration Statement
               ****  Filed March 31, 1998, Post-Effective Amendments 6 and 8
                     to this Registration Statement
               ***** Filed March 25, 1999, Post-Effective Amendments 10 and 12
                     to this Registration Statement


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------
        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
----                                --------
Eli Broad                           Chairman, President and
                                    Chief Executive Officer
Jay S. Wintrob                      Director and Executive
                                    Vice President
Thomas W. Baxter(1)                 Director
Vicki E. Marmorstein(2)             Director
Debbie Potash-Turner(3)             Director
Lester Pollack(4)                   Director
Richard D. Rohr(5)                  Director
Margery K. Neale (6)                Director
Marc H. Gamsin                      Director and Senior Vice President
Jana W. Greer                       Director and Senior Vice President
James R. Belardi                    Director and Senior Vice President


Susan L. Harris                     Director, Senior Vice President and
                                    Secretary
N. Scott Gillis                     Director and Senior Vice President
Edwin R. Raquel                     Senior Vice President and Chief Actuary
Gregory M. Outcalt                  Senior Vice President and Controller
Scott H. Richland                   Vice President
David Bechtel                       Vice President and Treasurer
P. Daniel Demko, Jr.                Vice President
Kevin J. Hart                       Vice President
Stewart R. Polakov                  Vice President
Lawrence M. Goldman                 Assistant Secretary
Christine A. Nixon                  Assistant Secretary

----------------
(1) 400 South Hope Street, 15th Floor, Los Angeles, California 90071
(2) 633 West Fifth Street, Suite 400, Los Angeles, California 90071
(3) 733 Third Avenue, 3rd Floor, New York, New York 10017
(4) One Rockefeller Plaza, Suite 1025, New York, New York 10020
(5) 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(6) 919 Third Avenue, New York, New York 10022-9998



Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------


        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with First SunAmerica Life Insurance Company, the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, an affiliate of Registrant, (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 30, 2000.



Item 27.   Number of Contract Owners
------------------------------------

        As of December 31, 1999, the number of Contracts funded by the FS Variable Separate Account of First SunAmerica Life Insurance Company was 8,587, of which 3,938 were Qualified Contracts and 4,649 were Nonqualified Contracts.

Item 28.  Indemnification
-------------------------

        None.

Item 29.   Principal Underwriter
--------------------------------

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz             Director and President
        Robert M. Zakem              Director, Executive
                                     Vice President, General Counsel
                                        and Assistant Secretary
        Peter Harbeck                Director
        James Nichols                Vice President
        Susan L. Harris              Secretary
        Debbie Potash-Turner         Controller

               Net
               Distribution     Compensation
Name of        Discounts and    on Redemption       Brokerage
Distributor    Commissions      Annuitization       Commission     Commissions*
------------   -------------    -------------       -----------    ------------
SunAmerica     None             None                None           None
 Capital
 Services, Inc.

---------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.


Item 30.   Location of Accounts and Records
--------------------------------------------

        First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services
-----------------------------

        Not Applicable.


Item 32.  Undertakings
----------------------

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation
------------------------

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 14th day of April 2000.


                      FS VARIABLE SEPARATE ACCOUNT
                                  (Registrant)

                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                   (Depositor)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      (Depositor, on behalf of itself and Registrant)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


        SIGNATURE                    TITLE                                    DATE
        ---------                    -----                                    ----

ELI BROAD*                      President, Chief Executive
------------------------        Officer, & Chairman of
Eli Broad                       Board (Principal Executive Officer)


MARC H. GAMSIN*                 Senior Vice President
------------------------        & Director
Marc H. Gamsin


N. SCOTT GILLIS*                Senior Vice President
------------------------        & Director
N. Scott Gillis

**/s/ THOMAS W. BAXTER          Director                                        April 14, 2000
------------------------
 Thomas W. Baxter


JAMES R. BELARDI*               Director
------------------------
James R. Belardi


**/s/ VICKI E. MARMORSTEIN      Director                                        April 14, 2000
--------------------------
Vicki E. Marmorstein


MARGERY K. NEALE*               Director
------------------------
Margery K. Neale


JANA W. GREER*                  Director
------------------------
Jana W. Greer



** /s/ DEBBIE POTASH-TURNER      Director                     April 17, 2000
----------------------------
Debbie Potash-Turner


JAY S. WINTROB*                  Executive Vice President &
---------------------------      Director
Jay S. Wintrob


/S/ SUSAN L. HARRIS              Senior Vice President &      April 17, 2000
---------------------------      Director
Susan L. Harris


LESTER POLLACK*                  Director
---------------------------
Lester Pollack


RICHARD D. ROHR*                 Director
---------------------------
Richard D. Rohr


GREGORY M. OUTCALT*              Senior Vice President
---------------------------      and Controller
Gregory M. Outcalt


*By: /S/ SUSAN L. HARRIS         Attorney-in-Fact
    ----------------------
     Susan L. Harris

Date:  April 14, 2000



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws; (iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.

**/s/ THOMAS W. BAXTER           Director                     April 17, 2000
------------------------
 Thomas W. Baxter

**/s/ VICKI E. MARMORSTEIN       Director                     April 17, 2000
--------------------------
Vicki E. Marmorstein

** /s/ DEBBIE POTASH-TURNER      Director                     April 17, 2000
----------------------------
Debbie Potash-Turner

                                  EXHIBIT INDEX



Exhibit                  Description
-------                  ------------

Exhibit 10               Consent of Independent Accountants

Exhibit 14 Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control With First SunAmerica Life Insurance Company, the Depositor of Registrant